                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170

                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

TCW GALILEO FUNDS
APRIL 30, 2003

[GRAPHIC]

SEMI-ANNUAL REPORT
U.S. FIXED INCOME

MONEY MARKET
CORE FIXED INCOME
HIGH YIELD BOND
SHORT-TERM BOND
TOTAL RETURN BOND

[TCW GALILEO FUNDS INC. LOGO]
TCW GALILEO FUNDS INC.
THE POWER OF INDEPENDENT THINKING(TM)

TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. FIXED INCOME
TABLE OF CONTENTS                                                 APRIL 30, 2003

Letter To Shareholders............................    1

Performance Summary...............................    2

Schedules of Investments:

  TCW Galileo Money Market Fund...................    3

  TCW Galileo Core Fixed Income Fund..............    5

  TCW Galileo High Yield Bond Fund................   16

  TCW Galileo Short Term Bond Fund................   25

  TCW Galileo Total Return Bond Fund..............   27

Statements of Assets and Liabilities..............   31

Statements of Operations..........................   32

Statements of Changes in Net Assets...............   33

Notes to Financial Statements.....................   35

Financial Highlights..............................   42

[TCW GALILEO FUNDS INC. LOGO]

                                                                          [ICON]

--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS

We are pleased to submit the April 30, 2003 semi-annual reports for the TCW Galileo Funds. The following page lists each Fund's investment performance.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, or deferred sales charges.

We thank you for your support and look forward to assisting you in reaching your financial goals. Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at www.tcw.com if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board

May 12, 2003

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
PERFORMANCE SUMMARY (UNAUDITED)

                                                              TOTAL RETURN
                                                     ANNUALIZED AS OF APRIL 30, 2003
                                          -----------------------------------------------------
                                  NAV      1-YEAR     5-YEAR       10-YEAR      SINCE INCEPTION    INCEPTION DATE
                                --------  --------  ----------    ----------    ---------------    --------------
TCW Galileo Money Market
  Fund -- I Class                $ 1.00     1.40%      4.07%         4.42%          5.15%            07/14/88
TCW Galileo Core Fixed Income
  Fund -- I Class                $10.09    12.66%      6.77%         6.07%          7.21% (1)        01/01/90(2)
TCW Galileo Core Fixed Income
  Fund -- N Class                $10.16    12.46%       N/A           N/A           6.54%            03/01/99
TCW Galileo High Yield Bond
  Fund -- I Class                $ 6.92     6.34%      2.25%         6.16%          8.03% (1)        02/01/89(2)
TCW Galileo High Yield Bond
  Fund -- N Class                $ 6.97     6.00%       N/A           N/A           2.34%            03/01/99
TCW Galileo Short Term Bond
  Fund -- I Class                $ 9.65     3.09%      5.14%         5.46%          6.26% (1)        02/01/90(2)
TCW Galileo Total Return Bond
  Fund -- I Class                $ 9.90     9.24%      8.06%          N/A           7.62%            06/17/93
TCW Galileo Total Return Bond
  Fund -- N Class                $10.17     9.02%       N/A           N/A           8.00%            03/01/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.
(2)  INCEPTION DATE OF PREDECESSOR LIMITED PARTNERSHIP.

TCW GALILEO MONEY MARKET FUND
                                                                          [ICON]

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SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

 PRINCIPAL
  AMOUNT     FIXED INCOME SECURITIES                      VALUE
-----------  -----------------------                   ------------

             AGENCY SECURITIES (16.9% OF NET ASSETS)
$12,500,000  Federal Home Loan Bank, 1.18%, due
               05/02/03                                $ 12,499,590
 20,000,000  Federal Home Loan Bank, 1.18%, due
               05/07/03                                  19,996,067
 10,000,000  Federal Home Loan Mortgage Corp., 1.4%,
               due 03/29/04                              10,000,000
 14,800,000  Federal National Mortgage Association,
               1.19%, due 05/28/03                       14,786,791
 10,000,000  Federal National Mortgage Association,
               1.45%, due 04/19/04                       10,000,000
                                                       ------------
             TOTAL AGENCY SECURITIES (COST:
               $67,282,448)                              67,282,448
                                                       ------------
             COMMERCIAL PAPER (68.4%)
 10,000,000  American Express Credit Corp., 1.23%,
               due 05/02/03                               9,999,658
  5,875,000  American Express Credit Corp., 1.23%,
               due 05/05/03                               5,874,197
  5,000,000  American Honda Finance, 1.22%, due
               05/08/03                                   4,998,814
 10,000,000  American Honda Finance, 1.24%, due
               06/03/03                                   9,988,633
 16,400,000  Bankamerica Corp., 1.25%, due 05/23/03      16,387,472
  7,000,000  Barclays US Funding Corp., 1.22%, due
               05/19/03                                   6,995,730
  6,500,000  Barclays US Funding Corp., 1.23%, due
               05/06/03                                   6,498,890
 10,000,000  Bear Stearns Co., Inc., 1.25%, due
               05/01/03                                  10,000,000
 10,000,000  BMW US Capital Corp., 1.23%, due
               05/06/03                                   9,998,292
 15,000,000  BNP Paribas, 1.23%, due 05/09/03            14,995,900
 15,000,000  Deutsche Bank, 1.25%, due 05/08/03          14,996,354
 15,000,000  Dresdner US Finance, Inc., 1.25%, due
               05/09/03                                  14,995,833
 10,000,000  Du Pont (E.I.) De Nemours, 1.2%, due
               05/05/03                                   9,998,667
  7,175,000  Du Pont (E.I.) De Nemours, 1.21%, due
               06/04/03                                   7,166,801
  7,000,000  General Electric Capital Corp., 1.25%,
               due 05/06/03                               6,998,785
 15,000,000  Goldman Sachs Group, Inc., 1.25%, due
               05/20/03                                  14,990,104
  2,600,000  International Lease Finance Corp.,
               1.23%, due 05/02/03                        2,599,911
  5,627,000  International Lease Finance Corp.,
               1.25%, due 05/06/03                        5,626,023
 15,000,000  Lasalle Bank Corp., 1.27%, due 05/08/03     14,996,296
  8,600,000  Merck & Co., Inc., 1.21%, due 05/19/03       8,594,797
 16,100,000  Merrill Lynch & Co., Inc., 1.33%, due
               05/01/03                                  16,100,000
  5,000,000  Metlife Funding, Inc., 1.23%, due
               05/06/03                                   4,999,146
 10,000,000  Paccar Financial Corp., 1.22%, due
               05/05/03                                   9,998,644
  5,000,000  Paccar Financial Corp., 1.22%, due
               05/22/03                                   4,996,442
  3,300,000  Pitney Bowes, Inc., 1.22%, due 05/05/03      3,299,553
 15,000,000  Prudential Funding Corp., 1.24%, due
               05/07/03                                  14,996,900
 15,000,000  Toyota Motor Credit Corp., 1.24%, due
               05/01/03                                  15,000,000
  5,938,000  UBS America, Inc., 1.36%, due 05/01/03       5,938,000
                                                       ------------
             TOTAL COMMERCIAL PAPER (COST:
               $272,029,842)                            272,029,842
                                                       ------------
             CORPORATE FIXED INCOME SECURITIES
               (14.6%)
  8,000,000  General Electric Capital Corp., 6.81%,
               due 11/03/03                               8,191,817
  2,500,000  International Lease Finance Corp., 4.4%,
               due 08/15/03                               2,520,632
  3,000,000  Merrill Lynch & Co., Inc., 6.8%, due
               11/03/03                                   3,077,448
  5,000,000  Morgan Stanley Dean Witter & Co.,
               5.625%, due 01/20/04                       5,146,909
 10,000,000  Salomon Smith Barney, Inc., 6.25%, due
               05/15/03                                  10,013,282
  5,250,000  Salomon Smith Barney, Inc., 6.75%, due
               08/15/03                                   5,319,144

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
3

TCW GALILEO MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             CORPORATE FIXED INCOME SECURITIES
             (CONTINUED)
$ 5,390,000  Wal-Mart Stores, Inc., 3.25%, due
               09/29/03                                $  5,418,248
 10,000,000  Wal-Mart Stores, Inc., 4.375%, due
               08/01/03                                  10,051,468
  8,135,000  Wells Fargo & Co., 7.2%, due 05/01/03        8,134,999
                                                       ------------
             TOTAL CORPORATE FIXED INCOME SECURITIES
               (COST: $57,873,947)                       57,873,947
                                                       ------------
             TOTAL FIXED INCOME SECURITIES (COST:
               $397,186,237) (99.9%)                    397,186,237
                                                       ------------

             OTHER SHORT-TERM INVESTMENTS (COST: $36,953) (0.0%)
             ---------------------------------------------------
     36,953  Investors Bank & Trust Depository Reserve, 1%, due
               05/01/03                                                 36,953
                                                                  ------------
             TOTAL INVESTMENTS (COST: $397,223,190) (99.9%)        397,223,190
             EXCESS OF OTHER ASSETS OVER LIABILITIES (0.1%)            560,050
                                                                  ------------
             NET ASSETS (100.0%)                                  $397,783,240
                                                                  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

 PRINCIPAL
  AMOUNT     FIXED INCOME SECURITIES                      VALUE
-----------  -----------------------                   -----------

             CORPORATE BONDS

             AEROSPACE/DEFENSE (0.9% OF NET ASSETS)
$    50,000  BE Aerospace, Inc., 8%, due 03/01/08      $    35,000
    150,000  Lockheed Martin Corp., 8.2%, due
               12/01/09                                    185,103
    100,000  Northrop Grumman Corp., 7.75%, due
               02/15/31                                    124,626+
     55,000  Sequa Corp., 8.875%, due 04/01/08              56,925
    125,000  United Technologies Corp., 6.1%, due
               05/15/12                                    140,559
                                                       -----------
             TOTAL AEROSPACE/DEFENSE                       542,213
                                                       -----------
             AIRLINES (0.0%)
     10,000  Petroleum Helicopters, Inc., 9.375%, due
               05/01/09                                     10,950
                                                       -----------
             AUTOMOTIVE (2.0%)
     25,000  ArvinMeritor, Inc., 8.75%, due 03/01/12        26,875
     25,000  Collins & Aikman Floor Cover, Series B,
               9.75%, due 02/15/10                          25,250
    250,000  Daimler-Chrysler N.A., 6.4%, due
               05/15/06                                    272,545
     25,000  Dana Corp., 7%, due 03/01/29                   21,000
     50,000  Dana Corp., 9%, due 08/15/11                   54,250+
    100,000  Dana Corp., 10.125%, due 03/15/10             111,500
    200,000  Ford Motor Credit Corp., 6.5%, due
               01/25/07                                    204,818
    150,000  Ford Motor Credit Corp., 7.25%, due
               10/25/11                                    150,906
    175,000  General Motors Acceptance Corp., 7.5%,
               due 07/15/05                                187,852
     50,000  Navistar International Corp., 8%, due
               02/01/08                                     48,500+
     50,000  Navistar International Corp., 9.375%,
               due 06/01/06                                 53,500
     25,000  TRW Automotive, Inc., (144A), 9.375%,
               due 02/15/13                                 27,250*
                                                       -----------
             TOTAL AUTOMOTIVE                            1,184,246
                                                       -----------
             BANKING & FINANCIAL SERVICES (9.4%)
    105,000  AmeriCredit Corp., 9.25%, due 05/01/09         90,562
    300,000  Asian Development Bank, 6.75%, due
               06/11/07 (Supranational)                    347,364
    300,000  Bank of America Corp., 5.875%, due
               02/15/09                                    335,358
    250,000  Bank One Corp., 6.5%, due 02/01/06            277,655
    125,000  Bear Stearns Co., Inc., 5.7%, due
               11/15/14                                    133,349
    175,000  Boeing Capital Corp., 7.1%, due 09/27/05      190,333
     50,000  CB Richard Ellis Services, Inc., 11.25%,
               due 06/15/11                                 50,000
    250,000  Citigroup, Inc., 5%, due 03/06/07             269,315
    175,000  Corp Andina de Fomento, 8.875%, due
               06/01/05 (Supranational)                    188,151
    300,000  Countrywide Home Loans, Inc., 5.625%,
               due 05/15/07                                324,243
     50,000  FelCor Lodging Trust, Inc., 8.5%, due
               06/01/11                                     48,000
    105,000  FelCor Lodging Trust, Inc., 9.5%, due
               09/15/08                                    105,000
    200,000  First Union National Bank, 7.8%, due
               08/18/10                                    244,166
     50,000  Forest City Enterprises, Inc., 8.5%, due
               03/15/08                                     50,000
    125,000  General Electric Capital Corp., 5.875%,
               due 02/15/12                                136,836
    175,000  Goldman Sachs Group, Inc., 6.65%, due
               05/15/09                                    198,553
    150,000  Host Marriott Corp., 9.5%, due 01/15/07       157,500
    175,000  Household Finance Corp., 8%, due
               05/09/05                                    194,859

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
5

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
             BANKING & FINANCIAL SERVICES (CONTINUED)
$   300,000  International Bank of Reconstruction &
               Development, 5%, due 03/28/06           $   324,147
    125,000  Korea Development Bank, 4.25%, due
               11/13/07                                    126,031
    150,000  Lehman Brothers Holdings, Inc., 6.25%,
               due 05/15/06                                165,951+
    100,000  Lehman Brothers Holdings, Inc., 7.75%,
               due 01/15/05                                109,937
     65,000  Majestic Investor Holdings, LLC,
               11.653%, due 11/30/07                        64,350
     40,000  Meditrust Corp., 7%, due 08/15/07              39,000
    250,000  Mellon Funding Corp., 4.875%, due
               06/15/07                                    266,120
     50,000  Meristar Hospitality Corp., 10.5%, due
               06/15/09                                     48,500
    200,000  Morgan Stanley Dean Witter & Co., 6.75%,
               due 04/15/11                                227,152
    100,000  National Rural Utilities Cooperative
               Finance Corp., 8%, due 03/01/32             126,600
    250,000  Simon Property Group, Inc., 6.375%, due
               11/15/07                                    272,977
     35,000  Trump Holdings & Funding Corp., (144A),
               11.625%, due 03/15/10                        33,425*
    250,000  Wells Fargo & Co., 6.45%, due 02/01/11        285,520
     25,000  Western Financial Bank, 9.625%, due
               05/15/12                                     26,000
                                                       -----------
             TOTAL BANKING & FINANCIAL SERVICES          5,456,954
                                                       -----------
             BEVERAGES, FOOD & TOBACCO (1.3%)
     45,000  Ahold Finance USA, Inc., 6.875%, due
               05/01/29                                     33,300
    125,000  Anheuser Busch Companies, Inc., 5.75%,
               due 04/01/10                                137,137
    125,000  Coca-Cola Enterprises, Inc., 6.95%, due
               11/15/26                                    146,370
     50,000  Dole Foods Co., Inc., (144A), 8.875%,
               due 03/15/11                                 54,125*
    125,000  General Mills, Inc., 6%, due 02/15/12         137,291
    100,000  Kellogg Co., 7.45%, due 04/01/31              124,132
    125,000  R.J. Reynolds Tobacco Holdings, Inc.,
               7.25%, due 06/01/12                         115,000
                                                       -----------
             TOTAL BEVERAGES, FOOD & TOBACCO               747,355
                                                       -----------
             CHEMICALS (1.0%)
     40,000  Equistar Chemical, 10.125%, due 09/01/08       42,000
     75,000  Hercules, Inc., 11.125%, due 11/15/07          85,125
     15,000  Huntsman International, LLC, 9.875%, due
               03/01/09                                     16,275
     45,000  ISP Chemco, 10.25%, due 07/01/11               49,050
     25,000  ISP Holdings, Inc., 10.625%, due
               12/15/09                                     25,625
    100,000  Lyondell Chemical Companies, Inc., 9.5%,
               due 12/15/08                                102,000
     25,000  Lyondell Chemical Companies, Inc.,
               11.125%, due 07/15/12                        26,875
     60,000  Radnor Holdings, Inc., (144A), 11%, due
               03/15/10                                     60,150*
     40,000  Resolution Performance Products, LLC,
               (144A), 9.5%, due 04/15/10                   42,800*
    125,000  Rohm and Haas Co., 7.4%, due 07/15/09         147,282
                                                       -----------
             TOTAL CHEMICALS                               597,182
                                                       -----------
             COMMERCIAL SERVICES (1.0%)
    100,000  Allied Waste Industries, Inc., 8.875%,
               due 04/01/08                                108,250
     75,000  Allied Waste North America, 7.875%, due
               04/15/13                                     77,625+
    125,000  International Lease Finance Corp.,
               5.625%, due 06/01/07                        131,895+
     60,000  NDCHealth Corp., (144A), 10.5%, due
               12/01/12                                     63,600*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
6

                                                                          [ICON]

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                                                                  APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
             COMMERCIAL SERVICES (CONTINUED)
$    50,000  Service Corp. International, 6.875%, due
               10/01/07                                $    49,375
     25,000  Service Corp. International, 7.7%, due
               04/15/09                                     25,250
     10,000  United Rentals, Inc., 9%, due 04/01/09          9,250+
     25,000  United Rentals, Inc., 10.75%, due
               04/15/08                                     26,937+
     30,000  United Rentals, Inc., (144A), 10.75%,
               due 04/15/08                                 32,325*
     25,000  Xerox Corp., 7.15%, due 08/01/04               25,531+
                                                       -----------
             TOTAL COMMERCIAL SERVICES                     550,038
                                                       -----------
             COMMUNICATIONS (0.4%)
     25,000  Avaya, Inc., 11.125%, due 04/01/09             27,375+
     60,000  DirecTV Holdings, LLC, (144A), 8.375%,
               due 03/15/13                                 66,750*
    110,000  PanAmSat Corp., 8.5%, due 02/01/12            118,800
                                                       -----------
             TOTAL COMMUNICATIONS                          212,925
                                                       -----------
             COMPUTER SERVICES (0.6%)
     56,000  Anteon Corp., 12%, due 05/15/09                61,600
    125,000  IBM Corp., 6.5%, due 01/15/28                 142,319
     25,000  infoUSA, Inc., 9.5%, due 06/15/08              25,812
    100,000  Solectron Corp., 9.625%, due 02/15/09         108,500+
                                                       -----------
             TOTAL COMPUTER SERVICES                       338,231
                                                       -----------
             CONSTRUCTION (0.4%)
    100,000  Atrium Companies, Inc., 10.5%, due
               05/01/09                                    104,000
     30,000  Building Materials Corp., Series B,
               7.75%, due 07/15/05                          28,350
     25,000  Building Materials Corp., Series B, 8%,
               due 10/15/07                                 22,625
     15,000  Standard Pacific Corp., 9.5%, due
               09/15/10                                     16,425
     25,000  Technical Olympic USA, Inc., 9%, due
               07/01/10                                     25,750
     35,000  Technical Olympic USA, Inc., 10.375%,
               due 07/01/12                                 35,700
                                                       -----------
             TOTAL CONSTRUCTION                            232,850
                                                       -----------
             CONTAINERS & PACKAGING (0.5%)
     50,000  Ball Corp., 6.875%, due 12/15/12               52,500+
     50,000  BWAY Corp., (144A), 10%, due 10/15/10          51,750*
     30,000  Consolidated Container Companies, LLC,
               10.125%, due 07/15/09                        17,550
     20,000  Huntsman Packaging Corp., 13%, due
               06/01/10                                     18,300
     25,000  Owens-Brockway Glass Co., 8.75%, due
               11/15/12                                     26,750
     45,000  Owens-Brockway Glass Co., (144A), 7.75%,
               due 05/15/11                                 46,800*
     50,000  Owens-Illinois, Inc., 8.1%, due 05/15/07       51,250
                                                       -----------
             TOTAL CONTAINERS & PACKAGING                  264,900
                                                       -----------
             ELECTRIC UTILITIES (1.0%)
     95,000  Allegheny Energy Supply Co., LLC,
               (144A), 8.75%, due 04/15/12                  84,550*
    125,000  DTE Energy Co., 7.05%, due 06/01/11           143,154
    150,000  Exelon Corp., 6.75%, due 05/01/11             168,129

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
7

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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
             ELECTRIC UTILITIES (CONTINUED)
$   125,000  Hydro-Quebec, 6.3%, due 05/11/11
               (Canada)                                $   144,151
     25,000  Tiverton Power Associates, (144A), 9%,
               due 07/15/18                                 20,000*
                                                       -----------
             TOTAL ELECTRIC UTILITIES                      559,984
                                                       -----------
             ELECTRICAL EQUIPMENT (0.1%)
     50,000  UCAR Finance, Inc., 10.25%, due 02/15/12       47,000
                                                       -----------
             ELECTRONICS (0.4%)
     20,000  Amkor Technology, Inc., 9.25%, due
               05/01/06                                     21,000
     85,000  Amkor Technology, Inc., 9.25%, due
               02/15/08                                     90,737+
      5,000  ON Semiconductor Corp., 13%, due
               05/15/08                                      4,750
     60,000  Sanmina-SCI Corp., (144A), 10.375%, due
               01/15/10                                     68,100*
     10,000  Stoneridge, Inc., 11.5%, due 05/01/12          10,800
     29,000  USI American Holdings, Inc., 7.25%, due
               12/01/06                                     26,825
                                                       -----------
             TOTAL ELECTRONICS                             222,212
                                                       -----------
             ENERGY & OIL SERVICES (0.9%)
    250,000  Amerada Hess Corp., 5.9%, due 08/15/06        270,260
     15,000  Chesapeake Energy Corp., 9%, due
               08/15/12                                     16,725
    150,000  Coastal Corp., 7.625%, due 09/01/08           132,750+
     40,000  El Paso Corp., 6.95%, due 12/15/07             35,600+
     25,000  El Paso Corp., (144A), 7.875%, due
               06/15/12                                     21,937*+
     25,000  Magnum Hunter Resources, Inc., 9.6%, due
               03/15/12                                     27,000
     25,000  Westport Resources Corp., 8.25%, due
               11/01/11                                     27,000
     10,000  Westport Resources Corp., (144A), 8.25%,
               due 11/04/11                                 10,800*
                                                       -----------
             TOTAL ENERGY & OIL SERVICES                   542,072
                                                       -----------
             ENTERTAINMENT & LEISURE (1.3%)
     40,000  Cinemark USA, Inc., (144A), 9%, due
               02/01/13                                     43,200*+
     45,000  Hollywood Casino Corp., 13%, due
               08/01/06                                     35,100
     25,000  Mandalay Resort Group, 9.375%, due
               02/15/10                                     27,094
     50,000  Mandalay Resort Group, 10.25%, due
               08/01/07                                     55,000
    150,000  Park Place Entertainment, Inc., 9.375%,
               due 02/15/07                                162,750
    110,000  Penn National Gaming, Inc., 8.875%, due
               03/15/10                                    114,400
     10,000  Premier Parks, Inc., 9.75%, due 06/15/07       10,375+
     50,000  Regal Cinemas, Inc., 9.375%, due
               02/01/12                                     55,000
    100,000  Six Flags, Inc., 9.5%, due 02/01/09           102,625
     10,000  Six Flags, Inc., (144A), 9.75%, due
               04/15/13                                     10,375*+
     75,000  Travel Centers of America, Inc., 12.75%,
               due 05/01/09                                 81,750
     45,000  Trump Atlantic City Associates, 11.25%,
               due 05/01/06                                 36,000+
                                                       -----------
             TOTAL ENTERTAINMENT & LEISURE                 733,669
                                                       -----------
             FOODS, HOTELS & RESTAURANTS (0.7%)
    100,000  Albertson's, Inc., 7.5%, due 02/15/11         115,913
     15,000  American Restaurant Group, 11.5%, due
               11/01/06                                     10,500
    130,000  Delhaize America, Inc., 8.125%, due
               04/15/11                                    137,800
    100,000  DiGiorgio Corp., 10%, due 06/15/07            100,000

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                                                                  APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
             FOODS, HOTELS & RESTAURANTS (CONTINUED)
$    15,000  Great Atlantic & Pacific Tea Co., Inc.,
               9.125%, due 12/15/11                    $    12,900
                                                       -----------
             TOTAL FOODS, HOTELS & RESTAURANTS             377,113
                                                       -----------
             HEALTHCARE (0.2%)
     37,000  Concentra Operating Corp., 13%, due
               08/15/09                                     41,070
     70,000  Hudson Respiratory Care, Inc., 9.125%,
               due 04/15/08                                 38,500
      5,000  Insight Health Services Corp., 9.875%,
               due 11/01/11                                  4,600
     25,000  Prime Medical Services, Inc., 8.75%, due
               04/01/08                                     23,625
                                                       -----------
             TOTAL HEALTHCARE                              107,795
                                                       -----------
             HOME CONSTRUCTION, FURNISHINGS &
               APPLIANCES (0.1%)
     25,000  Nortek, Inc., 9.875%, due 06/15/11             26,125
     40,000  William Lyon Homes, Inc., 10.75%, due
               04/01/13                                     40,800
                                                       -----------
             TOTAL HOME CONSTRUCTION, FURNISHINGS &
               APPLIANCES                                   66,925
                                                       -----------
             HOUSEHOLD PRODUCTS (0.3%)
     25,000  Home Interiors & Gifts, Inc., 10.125%,
               due 06/01/08                                 24,187
    100,000  Procter & Gamble Co., 6.875%, due
               09/15/09                                    118,828
                                                       -----------
             TOTAL HOUSEHOLD PRODUCTS                      143,015
                                                       -----------
             INSURANCE (0.7%)
    100,000  Aetna, Inc., 7.875%, due 03/01/11             116,490
    125,000  Metlife, Inc., 6.125%, due 12/01/11           139,751
    125,000  Progressive Corp., 6.375%, due 01/15/12       140,426
                                                       -----------
             TOTAL INSURANCE                               396,667
                                                       -----------
             MACHINERY (0.3%)
     40,000  AGCO Corp., 9.5%, due 05/01/08                 43,600
    100,000  Caterpillar, Inc., 7.3%, due 05/01/31         123,889
     30,000  Grant Prideco, Inc., 9%, due 12/15/09          32,400
                                                       -----------
             TOTAL MACHINERY                               199,889
                                                       -----------
             MEDIA--BROADCASTING & PUBLISHING (3.5%)
     20,000  American Achievement Corp., 11.625%, due
               01/01/07                                     21,500
     85,000  American Media Operations, Inc., (144A),
               8.875%, due 01/15/11                         92,225*
     25,000  Charter Communications Holdings, LLC,
               0%, due 04/01/11                             14,500
     25,000  Charter Communications Holdings, LLC,
               10%, due 05/15/11                            16,375
    100,000  Charter Communications, Inc., 8.625%,
               due 04/01/09                                 66,500+
    125,000  Comcast Cable Communications Corp.,
               6.75%, due 01/30/11                         138,430
    125,000  Cox Communications, Inc., 7.125%, due
               10/01/12                                    145,821+
     65,000  CSC Holdings, Inc., 7.625%, due 04/01/11       68,413
      5,000  CSC Holdings, Inc., 7.625%, due 07/15/18        5,200
     50,000  CSC Holdings, Inc., 8.125%, due 07/15/09       53,125
     40,000  CSC Holdings, Inc., 10.5%, due 05/15/16        45,100
     50,000  Dex Media East, LLC, (144A), 9.875%, due
               11/15/09                                     57,250*

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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
             MEDIA--BROADCASTING & PUBLISHING
             (CONTINUED)
$    80,000  Dex Media East, LLC, (144A), 12.125%,
               due 11/15/12                            $    94,800*+
     20,000  Garden State Newspapers, Inc., 8.625%,
               due 07/01/11                                 20,650
     15,000  Garden State Newspapers, Inc., 8.75%,
               due 10/01/09                                 15,450
     60,000  LBI Media, Inc., (144A), 10.125%, due
               07/15/12                                     64,500*
     40,000  Mastec, Inc., 7.75%, due 02/01/08              35,200
     50,000  Mediacom Broadband, LLC, 11%, due
               07/15/13                                     56,500
     20,000  Mediacom, LLC, 9.5%, due 01/15/13              21,450
    100,000  News America Holdings, 9.25%, due
               02/01/13                                    128,380
     70,000  Primedia, Inc., 8.875%, due 05/15/11           74,550
     40,000  Quebecor Media, Inc., 11.125%, due
               07/15/11                                     45,200
     75,000  Radio One, Inc., 8.875%, due 07/01/11          82,313+
     75,000  Spanish Broadcasting System, Inc.,
               9.625%, due 11/01/09                         78,938
    175,000  Time Warner Entertainment, Inc., 7.25%,
               due 09/01/08                                201,548
     45,000  Vertis, Inc., 10.875%, due 06/15/09            47,025
     25,000  Vertis, Inc., (144A), 10.875%, due
               06/15/09                                     26,125*
    175,000  Viacom, Inc., 5.625%, due 05/01/07            191,335
     25,000  Von Hoffman Corp., 10.25%, due 03/15/09        25,750
     15,000  WRC Media Corp., 12.75%, due 11/15/09          15,375
     91,000  Young Broadcasting, Inc., 10%, due
               03/01/11                                     98,508+
                                                       -----------
             TOTAL MEDIA--BROADCASTING & PUBLISHING      2,048,036
                                                       -----------
             METALS (0.7%)
     25,000  AK Steel Corp., 7.75%, due 06/15/12            21,500
    100,000  Alcoa, Inc., 7.375%, due 08/01/10             117,563
    175,000  International Wire Group, Inc., 11.75%,
               due 06/01/05                                130,375
     60,000  Oregon Steel Mills, Inc., 10%, due
               07/15/09                                     60,600+
     45,000  Wolverine Tube, Inc., 10.5%, due
               04/01/09                                     47,700+
      5,000  Wolverine Tube, Inc., (144A), 7.375%,
               due 08/01/08                                  4,825*
                                                       -----------
             TOTAL METALS                                  382,563
                                                       -----------
             OIL & GAS (1.6%)
    250,000  Consolidated Natural Gas Co., 5.375%,
               due 11/01/06                                268,493
     10,000  Giant Industries, Inc., 9%, due 09/01/07        9,500
     25,000  Giant Industries, Inc., 11%, due
               05/15/12                                     24,000
     25,000  Hanover Equipment Trust, 8.75%, due
               09/01/11                                     25,250
    100,000  Occidental Petroleum Corp., 8.45%, due
               02/15/29                                    132,573
    125,000  Pemex Project Funding Master Trust,
               9.125%, due 10/13/10                        150,000
    150,000  Phillips Petroleum Co., 8.75%, due
               05/25/10 (USA)                              189,522
     15,000  Southern Natural Gas Co., (144A),
               8.875%, due 03/15/10                         16,800*
     15,000  Tesoro Petroleum Corp., 9%, due 07/01/08       14,175
     50,000  Tesoro Petroleum Corp., 9.625%, due
               04/01/12                                     47,500+
     15,000  Tesoro Petroleum Corp., (144A), 8%, due
               04/15/08                                     15,450*
     15,000  XTO Energy, Inc., (144A), 6.25%, due
               04/15/13                                     15,675*+
                                                       -----------
             TOTAL OIL & GAS                               908,938
                                                       -----------
             PAPER & FOREST PRODUCTS (1.1%)
     70,000  Caraustar Industries, Inc., 9.875%, due
               04/01/11                                     70,700

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                                                                  APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
             PAPER & FOREST PRODUCTS (CONTINUED)
$    25,000  Georgia-Pacific Corp., 7.5%, due
               05/15/06                                $    24,875
    175,000  Georgia-Pacific Corp., 8.125%, due
               05/15/11                                    170,625+
     50,000  Georgia-Pacific Corp., 9.5%, due
               12/01/11                                     52,500+
    175,000  International Paper Co., 6.75%, due
               09/01/11                                    197,489
     50,000  Smurfit-Stone Container Corp., 8.25%,
               due 10/01/12                                 54,375
     45,000  Tembec Industries, Inc., 8.5%, due
               02/01/11                                     46,800
     30,000  Tembec Industries, Inc., 8.625%, due
               06/30/09                                     31,200
                                                       -----------
             TOTAL PAPER & FOREST PRODUCTS                 648,564
                                                       -----------
             PHARMACEUTICALS (0.2%)
    125,000  Eli Lilly & Co., 6%, due 03/15/12             140,973
                                                       -----------
             POLLUTION CONTROL (0.0%)
     25,000  Allied Waste North America, Inc.,
               7.875%, due 01/01/09                         25,750
                                                       -----------
             RETAIL (1.2%)
     40,000  Barneys New York, Inc., (144A), 9%, due
               04/01/08                                     34,800*
    125,000  Federated Department Stores, Inc.,
               6.625%, due 09/01/08                        138,804
     50,000  J.C. Penney Co., Inc., 8%, due 03/01/10        52,750
     45,000  J.C. Penney Co., Inc., 9%, due 08/01/12        49,275
     30,000  Levi Strauss & Co., Inc., (144A),
               12.25%, due 12/15/12                         25,200*
     30,000  Remington Arms Co., Inc., (144A), 10.5%,
               due 02/01/11                                 32,400*
     80,000  Rite Aid Corp., (144A), 9.5%, due
               02/15/11                                     86,000*
     10,000  Saks, Inc., 7.375%, due 02/15/19                9,250
     75,000  Saks, Inc., 8.25%, due 11/15/08                81,000+
    150,000  Wal-Mart Stores, Inc., 7.55%, due
               02/15/30                                    192,062
                                                       -----------
             TOTAL RETAIL                                  701,541
                                                       -----------
             TELECOMMUNICATIONS (0.7%)
      5,000  Insight Midwest, LP, 9.75%, due 10/01/09        5,369
     70,000  Insight Midwest, LP, 10.5%, due 11/01/10       77,525
    175,000  Nextel Communications, Inc., 9.375%, due
               11/15/09                                    189,000+
      5,000  Nextel Communications, Inc., 9.5%, due
               02/01/11                                      5,463
     15,000  Rogers Wireless Communications, Inc.,
               8.8%, due 10/01/07                           15,375
     75,000  Rogers Wireless Communications, Inc.,
               9.625%, due 05/01/11                         82,500
     10,000  Rural Cellular Corp., 9.75%, due
               01/15/10                                      8,700
                                                       -----------
             TOTAL TELECOMMUNICATIONS                      383,932
                                                       -----------
             TELEPHONE COMMUNICATIONS, EXC. RADIO
               (2.2%)
    125,000  AT&T Corp., 7.3%, due 11/15/11                137,031
     30,000  AT&T Wireless Services, Inc., 7.875%,
               due 03/01/11                                 34,398
    125,000  AT&T Wireless Services, Inc., 8.125%,
               due 05/01/12                                146,188
    125,000  BellSouth Corp., 6%, due 10/15/11             138,946
    100,000  Deutsche Telekom International Finance
               AG, 8.5%, due 06/15/10 (Germany)            120,368
    125,000  SBC Communications, Inc., 5.875%, due
               02/01/12                                    136,793
     25,000  Sprint Capital Corp., 6%, due 01/15/07         25,500
    100,000  Sprint Capital Corp., 7.125%, due
               01/30/06                                    105,000
     20,000  Sprint Capital Corp., 7.625%, due
               01/30/11                                     21,200

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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
             TELEPHONE COMMUNICATIONS, EXC. RADIO
             (CONTINUED)
$   120,000  Sprint Capital Corp., 8.375%, due
               03/15/12                                $   132,000
     50,000  Telefonica Europe BV, 7.75%, due
               09/15/10                                     60,072
    150,000  Verizon Global Funding Corp., 7.75%, due
               12/01/30                                    184,700
                                                       -----------
             TOTAL TELEPHONE COMMUNICATIONS, EXC.
               RADIO                                     1,242,196
                                                       -----------
             TEXTILES, CLOTHING & FABRICS (0.0%)
      5,000  Interface, Inc., 7.3%, due 04/01/08             4,050
     20,000  Interface, Inc., 10.375%, due 02/01/10         18,500
                                                       -----------
             TOTAL TEXTILES, CLOTHING & FABRICS             22,550
                                                       -----------
             TRANSPORTATION (0.9%)
    150,000  American Airlines, Inc., 7.024%, due
               10/15/09                                    125,792+
    125,000  Canadian National Railway Co., 6.375%,
               due 10/15/11                                140,626
     75,000  Hornbeck-Leevac Marine Services, Inc.,
               10.625%, due 08/01/08                        80,250
     40,000  Trico Marine Services, Inc., 8.875%, due
               05/15/12                                     35,600
    100,000  Union Pacific Corp., 6.625%, due
               02/01/29                                    109,810
                                                       -----------
             TOTAL TRANSPORTATION                          492,078
                                                       -----------
             UTILITIES (1.5%)
     80,000  AES Corp., 9.375%, due 09/15/10                79,200+
     25,000  AES Corp., 9.5%, due 06/01/09                  24,750+
    180,000  Calpine Canada Energy Finance, LLC,
               8.5%, due 05/01/08                          133,200
     50,000  Calpine Corp., 8.5%, due 02/15/11              36,500+
     40,000  Calpine Corp., 8.625%, due 08/15/10            28,800+
    250,000  Carolina Power & Light Corp., 5.95%, due
               03/01/09                                    273,773
    125,000  CMS Energy Corp., 9.875%, due 10/15/07        130,000+
     10,000  Massey Energy Co., 6.95%, due 03/01/07          8,596
    105,000  Mirant Americas Generation, Inc., 7.2%,
               due 10/01/08                                 77,700
     50,000  Mirant Americas Generation, Inc., 8.3%,
               due 05/01/11                                 37,000
      9,117  Panda Funding Corp., 11.625%, due
               08/20/12                                      7,430
     20,000  Peabody Energy Corp., (144A), 6.875%,
               due 03/15/13                                 20,725*
                                                       -----------
             TOTAL UTILITIES                               857,674
                                                       -----------
             TOTAL CORPORATE BONDS (COST:
               $20,109,963) (37.1%)                     21,388,980
                                                       -----------
             COLLATERALIZED MORTGAGE OBLIGATIONS
               (19.6%)
     96,189  Citicorp Mortgage Securities (98-5-A1),
               6.75%, due 03/25/25                          97,420
    998,897  Credit Suisse First Boston (03-8-4PPA),
               5.75%, due 04/22/33                       1,021,138
  3,049,764  Federal Home Loan Mortgage Corp.
               (1468-ZA), 7%, due 02/15/22 (PAC)         3,115,883
    781,000  Federal Home Loan Mortgage Corp.
               (1588-QD), 6.5%, due 09/15/23 (PAC)         807,452
  1,000,000  Federal Home Loan Mortgage Corp.
               (2061-TA), 5.25%, due 10/15/27 (PAC)      1,030,040
    500,000  Federal Home Loan Mortgage Corp.
               (2063-PV), 6.25%, due 10/15/26 (PAC)        513,415

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12
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                                                                  APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
             COLLATERALIZED MORTGAGE OBLIGATIONS
             (CONTINUED)
$ 2,000,000  Federal Home Loan Mortgage Corp.
               (2151-JE), 6%, due 01/15/27             $ 2,082,164
  1,055,506  Federal Home Loan Mortgage Corp.
               (2439-KZ), 6.5%, due 04/15/32             1,158,754
  1,042,223  Federal National Mortgage Association
               (01-14-SH), 23.205%, due 03/25/30         1,375,734
     41,426  Financial Asset Securitization, Inc.
               (97-NAM1-A4), 7.75%, due 05/25/27            41,444
     56,765  Residential Funding Mortgage Securities
               I (97-S5-A5), 7.5%, due 04/25/27             56,765
                                                       -----------
             TOTAL COLLATERALIZED MORTGAGE
               OBLIGATIONS (COST: $10,501,759)          11,300,209
                                                       -----------
             FOREIGN GOVERNMENT BONDS & NOTES (8.8%)
EUR   825,000 Federal Republic of Germany, 5.25%, due
               01/04/08                                    999,503
CAD   335,000 Government of Canada, 5%, due 09/01/04       237,928
CAD   245,000 Government of Canada, 5.5%, due 06/01/10     178,963
EUR   936,000 Government of France, 5.25%, due
               04/25/08                                  1,136,426
EUR    80,000 Government of Portugal, 5.375%, due
               06/23/08                                     97,772
EUR   375,000 Government of Spain, 5.15%, due 07/30/09     455,056
EUR   165,000 Hellenic Republic, 6%, due 2/19/06
               (Greece)                                    199,652
EUR    69,000 Hypothekenbank in Essen AG, (144A),
               4.25%, due 07/06/09 (Germany)                78,749*
EUR    15,000 Hypothekenbank in Essen AG, 4.25%, due
               07/06/09 (Germany)                           17,183
EUR   435,000 Italian Government Bond, 5%, due
               05/01/08                                    522,253
EUR   140,000 Kingdom of Belgium, 6.25%, due 03/28/28      174,300
DKK   455,000 Kingdom of Denmark, 7%, due 12/15/04          73,002
SEK  1,205,000 Kingdom of Sweden, 5%, due 01/15/04         148,808
$   100,000  Province of Manitoba, 5.5%, due 10/01/08
               (Canada)                                    110,974
$   125,000  Province of Quebec, 7.5%, due 09/15/29
               (Canada)                                    161,670
EUR   165,000 Republic of Ireland, 4%, due 04/18/10        187,633
$   125,000  Republic Of Italy, 4.375%, due 10/25/06       132,831
$   100,000  Republic of Korea, 8.875%, due 04/15/08       122,585
$   100,000  United Mexican States Global Bond,
               9.875%, due 02/01/10                        126,750
                                                       -----------
             TOTAL FOREIGN GOVERNMENT BONDS & NOTES
               (COST: $4,153,739)                        5,162,038
                                                       -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS
               (18.5%)
  1,050,000  Federal Home Loan Mortgage Corp.,
               3.875%, due 02/15/05                      1,093,334
    750,000  Federal Home Loan Mortgage Corp., 5.25%,
               due 01/15/06                                813,518
    850,000  Federal Home Loan Mortgage Corp., 7%,
               due 07/15/05                                946,373
  1,269,746  Federal Home Loan Mortgage Corp., Pool
               #C59364, 6.5%, due 10/01/31               1,326,491
  1,395,610  Federal Home Loan Mortgage Corp., Pool
               #C66957, 6.5%, due 05/01/32               1,458,412
  1,697,848  Federal Home Loan Mortgage Corp., Pool
               #C90526, 5.5%, due 02/01/22               1,764,709

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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS
             (CONTINUED)
$   500,000  Federal National Mortgage Association,
               4.75%, due 01/02/07                     $   531,255+
    100,000  Federal National Mortgage Association,
               5.25%, due 04/15/07                         109,704
    700,000  Federal National Mortgage Association,
               5.5%, due 07/18/12                          732,305
    983,561  Federal National Mortgage Association,
               Pool #254634, 5.5%, due 02/01/23          1,021,978
    886,690  Federal National Mortgage Association,
               Pool #661871, 6%, due 10/01/32              923,266
                                                       -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (COST: $10,366,178)                      10,721,345
                                                       -----------
             U.S. TREASURY BONDS (6.6%)
    450,000  U.S. Treasury Bonds, 6.125%, due
               11/15/27                                    529,400
  1,000,000  U.S. Treasury Bonds, 7.125%, due
               02/15/23                                  1,297,190
    800,000  U.S. Treasury Bonds, 8.5%, due 02/15/20     1,161,313
    500,000  U.S. Treasury Bonds, 11.25%, due
               02/15/15                                    831,565
                                                       -----------
             TOTAL U.S. TREASURY BONDS (COST:
               $3,639,002)                               3,819,468
                                                       -----------
             U.S. TREASURY NOTES (5.7%)
    600,000  U.S. Treasury Note, 2%, due 11/30/04          605,904
  1,450,000  U.S. Treasury Notes, 2.875%, due
               06/30/04                                  1,477,420
  1,000,000  U.S. Treasury Notes, 3%, due 02/29/04       1,015,310
    200,000  U.S. Treasury Notes, 5%, due 08/15/11         219,000+
                                                       -----------
             TOTAL U.S. TREASURY NOTES (COST:
               $3,293,096)                               3,317,634
                                                       -----------
             TOTAL FIXED INCOME SECURITIES (COST:
               $52,063,737) (96.3%)                     55,709,674
                                                       -----------

 NUMBER OF
  SHARES,
 WARRANTS,
 OR RIGHTS   EQUITY SECURITIES                            VALUE
-----------  -----------------                         -----------
        225  Travel Centers of America, Inc., (144A),
               Warrants, expire 05/01/09                     1,688***
         75  Travel Centers of America, Inc.,
               Warrants, expire 05/01/09                       562**
         67  WRC Media Corp., (144A), Common Stock              --***
                                                       -----------
             TOTAL EQUITY SECURITIES (COST: $0)
               (0.0%)                                        2,250
                                                       -----------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS                       VALUE
-----------  ----------------------                    -----------
$   190,863  Bank of Montreal, 1.34%, due 05/01/03         190,863***
    184,501  Bank of Nova Scotia, 1.25%, due 05/07/03      184,501***
    784,128  BlackRock TempCash Fund, 1.24%, due
               05/01/03                                    784,128***
    230,626  BNP Paribas, 1.25%, due 05/07/03              230,626***
    461,252  Canadian Imperial Bank of Commerce,
               1.4%, due 11/04/03                          461,252***
     46,125  Comerica Bank, 1.31%, due 11/19/03             46,125***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
14
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--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
$   138,375  Den Danske Bank, 1.25%, due 05/07/03      $   138,375***
    597,561  Foreign Currency Call Accounts                624,976
  1,172,239  Investors Bank & Trust Depository
               Reserve, 1%, due 05/01/03                 1,172,239
     92,250  Merrill Lynch & Co., Inc., 1.48%, due
               11/26/03                                     92,250***
    765,678  Merrimac Money Market Fund, 1.23%, due
               05/01/03                                    765,678***
    461,252  Royal Bank of Canada, 1.23%, due
               05/01/03                                    461,252***
    138,374  Toronto Dominion Bank, 1.25%, due
               05/07/03                                    138,374***
                                                       -----------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $5,263,224) (9.1%)                        5,290,639
                                                       -----------
             TOTAL INVESTMENTS (COST: $57,326,961)
               (105.4%)                                 61,002,563
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-5.4%)                                  (3,136,706)
                                                       -----------
             NET ASSETS (100.0%)                       $57,865,857
                                                       ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

CAD -- CANADIAN DOLLAR.
DKK -- DANISH KRONE.
EUR -- EURO CURRENCY.
SEK -- SWEDISH KRONA.
PAC -- PLANNED AMORTIZATION CLASS.
  * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,405,149 OR 2.4% OF NET ASSETS.
 **  NON-INCOME PRODUCING.
***  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
15
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SCHEDULE OF INVESTMENTS (UNAUDITED)

 PRINCIPAL
  AMOUNT     FIXED INCOME SECURITIES                      VALUE
-----------  -----------------------                   ------------

             AEROSPACE/DEFENSE (0.9% OF NET ASSETS)
$ 1,040,000  BE Aerospace, Inc., 9.5%, due 11/01/08    $    728,000+
  3,050,000  Sequa Corp., 8.875%, due 04/01/08            3,156,750
                                                       ------------
             TOTAL AEROSPACE/DEFENSE                      3,884,750
                                                       ------------
             AIRLINES (0.2%)
    800,000  Petroleum Helicopters, Inc., 9.375%, due
               05/01/09                                     876,000
                                                       ------------
             AUTOMOTIVE (2.7%)
  1,900,000  ArvinMeritor, Inc., 8.75%, due 03/01/12      2,042,500
    550,000  Dana Corp., 7%, due 03/01/29                   462,000
  1,100,000  Dana Corp., 9%, due 08/15/11                 1,193,500+
    625,000  Dana Corp., 10.125%, due 03/15/10              696,875
  2,700,000  Dura Operating Corp., 9%, due 05/01/09       2,565,000+
  1,000,000  Lear Corp., 8.11%, due 05/15/09              1,125,000
  1,120,000  Navistar International Corp., 8%, due
               02/01/08                                   1,086,400+
  2,175,000  Navistar International Corp., 9.375%,
               due 06/01/06                               2,327,250
    725,000  TRW Automotive, Inc., (144A), 9.375%,
               due 02/15/13                                 790,250*
                                                       ------------
             TOTAL AUTOMOTIVE                            12,288,775
                                                       ------------
             BANKING & FINANCIAL SERVICES (5.5%)
  1,925,000  AmeriCredit Corp., 9.25%, due 05/01/09       1,660,312+
  2,225,000  AmeriCredit Corp., 9.875%, due 04/15/06      1,935,750+
  1,525,000  CB Richard Ellis Services, Inc., 11.25%,
               due 06/15/11                               1,525,000
  2,325,000  FelCor Lodging Trust, Inc., 8.5%, due
               06/01/11                                   2,232,000
    750,000  FelCor Lodging Trust, Inc., 9.5%, due
               09/15/08                                     750,000
  1,495,000  Forest City Enterprises, Inc., 8.5%, due
               03/15/08                                   1,495,000
  2,500,000  Host Marriott Corp., 9.5%, due 01/15/07      2,625,000+
  3,330,000  Majestic Investor Holdings, LLC,
               11.653%, due 11/30/07                      3,296,700
    850,000  Meditrust Corp., 7%, due 08/15/07              828,750
  3,265,000  Meristar Hospitality Corp., 10.5%, due
               06/15/09                                   3,167,050
  1,175,000  Metris Companies, Inc., 10.125%, due
               07/15/06                                     869,500+
  1,800,000  Trump Holdings & Funding Corp., (144A),
               11.625%, due 03/15/10                      1,719,000*
    350,000  Ventas Realty Capital Corp., 8.75%, due
               05/01/09                                     374,500
    700,000  Ventas Realty Capital Corp., 9%, due
               05/01/12                                     756,000
  1,500,000  Western Financial Bank, 9.625%, due
               05/15/12                                   1,560,000
                                                       ------------
             TOTAL BANKING & FINANCIAL SERVICES          24,794,562
                                                       ------------
             BEVERAGES, FOOD & TOBACCO (1.7%)
  2,225,000  Ahold Finance USA, Inc., 6.875%, due
               05/01/29                                   1,646,500
    925,000  Del Monte Corp., 9.25%, due 05/15/11         1,003,625+
  2,200,000  Del Monte Corp., (144A), 8.625%, due
               12/15/12                                   2,365,000*
  2,500,000  Dole Foods Co., Inc., (144A), 8.875%,
               due 03/15/11                               2,706,250*
                                                       ------------
             TOTAL BEVERAGES, FOOD & TOBACCO              7,721,375
                                                       ------------
             CHEMICALS (4.4%)
  2,425,000  Equistar Chemical, 10.125%, due 09/01/08     2,546,250
    150,000  General Chemical Industrial Products,
               10.625%, due 05/01/09                         36,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16
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                                                                  APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             CHEMICALS (CONTINUED)
$ 1,900,000  Hercules, Inc., 11.125%, due 11/15/07     $  2,156,500
  2,000,000  Huntsman International LLC, (144A),
               9.875%, due 03/01/09                       2,170,000*
    550,000  Huntsman International, LLC, 9.875%, due
               03/01/09                                     596,750
  1,375,000  ISP Chemco, 10.25%, due 07/01/11             1,498,750
  2,500,000  ISP Holdings, Inc., 10.625%, due
               12/15/09                                   2,562,500
  1,750,000  Lyondell Chemical Companies, Inc.,
               9.625%, due 05/01/07                       1,809,062
  1,250,000  Lyondell Chemical Companies, Inc.,
               11.125%, due 07/15/12                      1,343,750
  3,300,000  Radnor Holdings, Inc., (144A), 11%, due
               03/15/10                                   3,308,250*
  1,200,000  Resolution Performance Products, LLC,
               (144A), 9.5%, due 04/15/10                 1,284,000*
  1,215,000  Texas Petrochemicals Corp., 11.125%, due
               07/01/06                                     680,400
                                                       ------------
             TOTAL CHEMICALS                             19,992,212
                                                       ------------
             COMMERCIAL SERVICES (6.4%)
  1,000,000  Allied Waste North America, 7.875%, due
               04/15/13                                   1,035,000+
    600,000  Allied Waste North America, 8.5%, due
               12/01/08                                     643,500
  7,000,000  Allied Waste North America, 10%, due
               08/01/09                                   7,498,750
  2,000,000  Iron Mountain, Inc., 7.75%, due 01/15/15     2,130,000
  1,050,000  Mid American Waste System Exchange,
               12.25%, due 02/15/04                          10,500#
  2,025,000  NDCHealth Corp., (144A), 10.5%, due
               12/01/12                                   2,146,500*
    500,000  Service Corp. International, 6.875%, due
               10/01/07                                     493,750
  3,275,000  Service Corp. International, 7.7%, due
               04/15/09                                   3,307,750+
  1,275,000  United Rentals, Inc., 8.8%, due 08/15/08     1,173,000+
  1,250,000  United Rentals, Inc., 9%, due 04/01/09       1,156,250+
    775,000  United Rentals, Inc., 9.25%, due
               01/15/09                                     720,750+
    175,000  United Rentals, Inc., 9.5%, due 06/01/08       164,500+
  1,025,000  United Rentals, Inc., (144A), 10.75%,
               due 04/15/08                               1,104,437*
  3,000,000  Vivendi Universal S.A., (144A), 9.25%,
               due 04/15/10                               3,365,340*
    150,000  Xerox Corp., 7.15%, due 08/01/04               153,187+
  3,175,000  Xerox Corp., (144A), 9.75%, due 01/15/09     3,603,625*+
                                                       ------------
             TOTAL COMMERCIAL SERVICES                   28,706,839
                                                       ------------
             COMMUNICATIONS (3.0%)
  1,300,000  Avaya, Inc., 11.125%, due 04/01/09           1,423,500+
  6,550,000  DirecTV Holdings, LLC, (144A), 8.375%,
               due 03/15/13                               7,286,875*
  4,425,000  PanAmSat Corp., 8.5%, due 02/01/12           4,779,000
                                                       ------------
             TOTAL COMMUNICATIONS                        13,489,375
                                                       ------------
             COMPUTER SERVICES (1.1%)
    863,000  Anteon Corp., 12%, due 05/15/09                949,300
  1,080,000  infoUSA, Inc., 9.5%, due 06/15/08            1,115,100
  2,700,000  Solectron Corp., 9.625%, due 02/15/09        2,929,500+
                                                       ------------
             TOTAL COMPUTER SERVICES                      4,993,900
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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
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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             CONSTRUCTION (2.3%)
$ 1,500,000  Atrium Companies, Inc., 10.5%, due
               05/01/09                                $  1,560,000
    975,000  Building Materials Corp., 8%, due
               12/01/08                                     877,500
  1,575,000  Building Materials Corp., Series B,
               7.75%, due 07/15/05                        1,488,375
    225,000  Building Materials Corp., Series B, 8%,
               due 10/15/07                                 203,625
    860,000  Hovnanian Enterprises, Inc., 10.5%, due
               10/01/07                                     967,500
    460,000  Standard Pacific Corp., 8%, due 02/15/08       474,950
  1,925,000  Standard Pacific Corp., 9.25%, due
               04/15/12                                   1,987,562
    945,000  Standard Pacific Corp., 9.5%, due
               09/15/10                                   1,034,775
  1,950,000  Technical Olympic USA, Inc., 10.375%,
               due 07/01/12                               1,989,000+
                                                       ------------
             TOTAL CONSTRUCTION                          10,583,287
                                                       ------------
             CONTAINERS & PACKAGING (2.2%)
  1,400,000  BWAY Corp., (144A), 10%, due 10/15/10        1,449,000*
  1,100,000  Consolidated Container Companies, LLC,
               10.125%, due 07/15/09                        643,500
  1,750,000  Huntsman Packaging Corp., 13%, due
               06/01/10                                   1,601,250
  2,000,000  Owens-Brockway Glass Co., 8.75%, due
               11/15/12                                   2,140,000
  1,550,000  Owens-Brockway Glass Co., (144A), 7.75%,
               due 05/15/11                               1,612,000*
    425,000  Owens-Illinois, Inc., 7.15%, due
               05/15/05                                     433,500
  1,950,000  Owens-Illinois, Inc., 8.1%, due 05/15/07     1,998,750
                                                       ------------
             TOTAL CONTAINERS & PACKAGING                 9,878,000
                                                       ------------
             ELECTRIC UTILITIES (0.9%)
  4,475,000  Allegheny Energy Supply Co., LLC,
               (144A), 8.75%, due 04/15/12                3,982,750*
    275,000  Tiverton Power Associates, (144A), 9%,
               due 07/15/18                                 220,000*
                                                       ------------
             TOTAL ELECTRIC UTILITIES                     4,202,750
                                                       ------------
             ELECTRICAL EQUIPMENT (0.4%)
  1,725,000  UCAR Finance, Inc., 10.25%, due 02/15/12     1,621,500
                                                       ------------
             ELECTRONICS (2.5%)
    625,000  Amkor Technology, Inc., 9.25%, due
               05/01/06                                     656,250+
  2,275,000  Amkor Technology, Inc., 9.25%, due
               02/15/08                                   2,428,562+
  2,835,000  International Wire Group, Inc., 11.75%,
               due 06/01/05                               2,112,075
  1,180,000  ON Semiconductor Corp., 13%, due
               05/15/08                                   1,121,000
  2,750,000  Sanmina-SCI Corp., (144A), 10.375%, due
               01/15/10                                   3,121,250*
  1,475,000  Stoneridge, Inc., 11.5%, due 05/01/12        1,593,000
     56,000  USI American Holdings, Inc., 7.25%, due
               12/01/06                                      51,800
                                                       ------------
             TOTAL ELECTRONICS                           11,083,937
                                                       ------------
             ENERGY & OIL SERVICES (3.6%)
  2,550,000  Chesapeake Energy Corp., 8.125%, due
               04/01/11                                   2,741,250
    475,000  Chesapeake Energy Corp., 9%, due
               08/15/12                                     529,625
  5,625,000  Coastal Corp., 7.625%, due 09/01/08          4,978,125+
  1,550,000  El Paso Corp., 6.95%, due 12/15/07           1,379,500+
  2,250,000  El Paso Corp., (144A), 7.875%, due
               06/15/12                                   1,974,375*+
  1,500,000  Forest Oil Corp., 8%, due 06/15/08           1,590,000
    875,000  Grey Wolf, Inc., 8.875%, due 07/01/07          901,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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
                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             ENERGY & OIL SERVICES (CONTINUED)
$ 1,525,000  Magnum Hunter Resources, Inc., 9.6%, due
               03/15/12                                $  1,647,000
    450,000  Westport Resources Corp., (144A), 8.25%,
               due 11/04/11                                 486,000*
                                                       ------------
             TOTAL ENERGY & OIL SERVICES                 16,227,125
                                                       ------------
             ENTERTAINMENT & LEISURE (7.0%)
    975,000  Boyd Gaming Corp., 8.75%, due 04/15/12       1,050,562
  1,875,000  Boyd Gaming Corp., (144A), 7.75%, due
               12/15/12                                   1,940,625*
  1,800,000  Cinemark USA, Inc., (144A), 9%, due
               02/01/13                                   1,944,000*+
  2,575,000  Hollywood Casino Corp., 13%, due
               08/01/06                                   2,008,500
  2,325,000  IMAX Corp., 7.875%, due 12/01/05             2,104,125
  2,425,000  Mandalay Resort Group, 9.375%, due
               02/15/10                                   2,628,094+
    950,000  Mandalay Resort Group, 10.25%, due
               08/01/07                                   1,045,000
    500,000  Park Place Entertainment, Inc., 8.125%,
               due 05/15/11                                 527,500+
  1,000,000  Park Place Entertainment, Inc., 8.875%,
               due 09/15/08                               1,075,000+
  3,175,000  Park Place Entertainment, Inc., 9.375%,
               due 02/15/07                               3,444,875
  3,100,000  Penn National Gaming, Inc., 8.875%, due
               03/15/10                                   3,224,000+
    300,000  Premier Parks, Inc., 9.75%, due 06/15/07       311,250+
  1,425,000  Regal Cinemas, Inc., 9.375%, due
               02/01/12                                   1,567,500
  4,075,000  Six Flags, Inc., 9.5%, due 02/01/09          4,181,969+
  1,175,000  Six Flags, Inc., (144A), 9.75%, due
               04/15/13                                   1,219,062*+
  1,575,000  Travel Centers of America, Inc., 12.75%,
               due 05/01/09                               1,716,750
  2,000,000  Trump Atlantic City Associates, 11.25%,
               due 05/01/06                               1,600,000+
                                                       ------------
             TOTAL ENTERTAINMENT & LEISURE               31,588,812
                                                       ------------
             FOODS, HOTELS & RESTAURANTS (2.9%)
  1,200,000  American Restaurant Group, 11.5%, due
               11/01/06                                     840,000
  4,525,000  Delhaize America, Inc., 8.125%, due
               04/15/11                                   4,796,500
  3,360,000  DiGiorgio Corp., 10%, due 06/15/07           3,360,000
    450,000  Great Atlantic & Pacific Tea Co., Inc.,
               7.75%, due 04/15/07                          382,500+
    450,000  Great Atlantic & Pacific Tea Co., Inc.,
               9.125%, due 12/15/11                         387,000
    350,000  HMH Properties, Inc., 7.875%, due
               08/01/08                                     353,500
  1,950,000  HMH Properties, Inc., 8.45%, due
               12/01/08                                   1,989,000
  1,115,000  Packaged Ice, Inc., 9.75%, due 02/01/05      1,070,400+
                                                       ------------
             TOTAL FOODS, HOTELS & RESTAURANTS           13,178,900
                                                       ------------
             HEALTHCARE (1.4%)
  1,644,000  Concentra Operating Corp., 13%, due
               08/15/09                                   1,824,840
    350,000  Express Scripts, Inc., 9.625%, due
               06/15/09                                     387,625
    925,000  HealthSouth Corp., 10.75%, due 10/01/08        226,625+#
    320,000  Hudson Respiratory Care, Inc., 9.125%,
               due 04/15/08                                 176,000
    450,000  Insight Health Services Corp., 9.875%,
               due 11/01/11                                 414,000
  1,320,000  Prime Medical Services, Inc., 8.75%, due
               04/01/08                                   1,247,400
  2,000,000  Tenet Healthcare Corp., 5.375%, due
               11/15/06                                   1,940,000
                                                       ------------
             TOTAL HEALTHCARE                             6,216,490
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             HOME CONSTRUCTION, FURNISHINGS &
               APPLIANCES (2.3%)
$ 2,425,000  D.R. Horton, Inc., 9.75%, due 09/15/10    $  2,673,562
  2,800,000  Nortek, Inc., 9.875%, due 06/15/11           2,926,000
  1,911,000  US Industries, Inc., (144A), 11.25%, due
               12/31/05                                   1,934,887*
  2,725,000  William Lyon Homes, Inc., 10.75%, due
               04/01/13                                   2,779,500
                                                       ------------
             TOTAL HOME CONSTRUCTION, FURNISHINGS &
               APPLIANCES                                10,313,949
                                                       ------------
             HOUSEHOLD PRODUCTS (0.7%)
  1,720,000  Home Interiors & Gifts, Inc., 10.125%,
               due 06/01/08                               1,664,100
  1,350,000  Playtex Products, Inc., 9.375%, due
               06/01/11                                   1,498,500
                                                       ------------
             TOTAL HOUSEHOLD PRODUCTS                     3,162,600
                                                       ------------
             MACHINERY (0.6%)
  1,550,000  BRL Universal Equipment, 8.875%, due
               02/15/08                                   1,662,375
  1,150,000  Grant Prideco, Inc., 9%, due 12/15/09        1,242,000
                                                       ------------
             TOTAL MACHINERY                              2,904,375
                                                       ------------
             MEDIA--BROADCASTING & PUBLISHING (12.3%)
    850,000  American Achievement Corp., 11.625%, due
               01/01/07                                     913,750
  2,375,000  American Media Operations, Inc., (144A),
               8.875%, due 01/15/11                       2,576,875*
    725,000  American Media Operations, Inc., Series
               B, 10.25%, due 05/01/09                      788,437
    715,000  Charter Communications Holdings, LLC,
               0%, due 04/01/11                             414,700
  2,000,000  Charter Communications Holdings, LLC,
               0%, due 01/15/12                             820,000
  2,100,000  Charter Communications Holdings, LLC,
               10%, due 04/01/09                          1,396,500
  1,975,000  Charter Communications Holdings, LLC,
               10%, due 05/15/11                          1,293,625
  2,875,000  Charter Communications Holdings, LLC,
               11.125%, due 01/15/11                      1,926,250
  2,935,000  CSC Holdings, Inc., 7.625%, due 04/01/11     3,089,087+
    325,000  CSC Holdings, Inc., 7.625%, due 07/15/18       338,000
  2,475,000  CSC Holdings, Inc., 8.125%, due 07/15/09     2,629,687
  1,050,000  CSC Holdings, Inc., 9.875%, due 02/15/13     1,102,500+
  1,200,000  CSC Holdings, Inc., 10.5%, due 05/15/16      1,353,000
  1,250,000  Dex Media East, LLC, (144A), 9.875%, due
               11/15/09                                   1,431,250*
  2,750,000  Dex Media East, LLC, (144A), 12.125%,
               due 11/15/12                               3,258,750*+
    450,000  EchoStar DBS Corp., 9.375%, due 02/01/09       485,438
  2,225,000  EchoStar DBS Corp., 10.375%, due
               10/01/07                                   2,492,000
  1,150,000  Garden State Newspapers, Inc., 8.625%,
               due 07/01/11                               1,187,375
    200,000  Garden State Newspapers, Inc., 8.75%,
               due 10/01/09                                 206,000
    325,000  K-III Communications Corp., 8.5%, due
               02/01/06                                     325,813
  2,125,000  LBI Media, Inc., (144A), 10.125%, due
               07/15/12                                   2,284,375*+
    575,000  Mastec, Inc., 7.75%, due 02/01/08              506,000
  2,750,000  Mediacom Broadband, LLC, 11%, due
               07/15/13                                   3,107,500
    875,000  Mediacom, LLC, 9.5%, due 01/15/13              938,438+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

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--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             MEDIA--BROADCASTING & PUBLISHING
             (CONTINUED)
$ 1,550,000  Pegasus Satellite Communications Corp.,
               12.375%, due 08/01/06                   $  1,499,625+
  2,825,000  Primedia, Inc., 8.875%, due 05/15/11         3,008,625
    600,000  Quebecor Media, Inc., 11.125%, due
               07/15/11                                     678,000
  1,500,000  Radio One, Inc., 8.875%, due 07/01/11        1,646,250+
  2,550,000  Spanish Broadcasting System, Inc.,
               9.625%, due 11/01/09                       2,683,875
  1,275,000  Vertis, Inc., 10.875%, due 06/15/09          1,332,375
  1,750,000  Vertis, Inc., (144A), 10.875%, due
               06/15/09                                   1,828,750*
  1,000,000  Von Hoffman Corp., 10.25%, due 03/15/09      1,030,000
  1,380,000  Von Hoffman Press, Inc., 10.375%, due
               05/15/07                                   1,352,400
    550,000  WRC Media Corp., 12.75%, due 11/15/09          563,750
  4,462,000  Young Broadcasting, Inc., 10%, due
               03/01/11                                   4,830,115+
                                                       ------------
             TOTAL MEDIA--BROADCASTING & PUBLISHING      55,319,115
                                                       ------------
             METALS (2.0%)
  1,375,000  AK Steel Corp., 7.75%, due 06/15/12          1,182,500
  1,900,000  AK Steel Corp., 7.875%, due 02/15/09         1,672,000+
  1,000,000  Earle M. Jorgensen Co., 9.75%, due
               06/01/12                                   1,050,000
    580,000  Golden Northwest Aluminum, Inc., 12%,
               due 12/15/06                                  87,000
  1,260,000  International Wire Group, Inc., 11.75%,
               due 06/01/05                                 938,700
  1,975,000  Oregon Steel Mills, Inc., 10%, due
               07/15/09                                   1,994,750+
  1,375,000  Wolverine Tube, Inc., 10.5%, due
               04/01/09                                   1,457,500+
    525,000  Wolverine Tube, Inc., (144A), 7.375%,
               due 08/01/08                                 506,625*
                                                       ------------
             TOTAL METALS                                 8,889,075
                                                       ------------
             OIL & GAS (2.5%)
    375,000  Giant Industries, Inc., 9%, due 09/01/07       356,250
    700,000  Giant Industries, Inc., 11%, due
               05/15/12                                     672,000
  1,575,000  Hanover Equipment Trust, 8.75%, due
               09/01/11                                   1,590,750
    600,000  Southern Natural Gas Co., (144A),
               8.875%, due 03/15/10                         672,000*
    500,000  Tesoro Petroleum Corp., 9%, due 07/01/08       472,500
  2,000,000  Tesoro Petroleum Corp., 9.625%, due
               04/01/12                                   1,900,000+
  1,125,000  Tesoro Petroleum Corp., (144A), 8%, due
               04/15/08                                   1,158,750*
  1,000,000  Williams Companies, Inc., 7.625%, due
               07/15/19                                     895,000
  1,850,000  Williams Companies, Inc., 7.875%, due
               09/01/21                                   1,665,000
  1,200,000  Williams Companies, Inc., (144A),
               8.125%, due 03/15/12                       1,188,000*
    800,000  XTO Energy, Inc., (144A), 6.25%, due
               04/15/13                                     836,000*+
                                                       ------------
             TOTAL OIL & GAS                             11,406,250
                                                       ------------
             PAPER & FOREST PRODUCTS (4.9%)
  2,425,000  Buckeye Technologies, Inc., 8%, due
               10/15/10                                   2,206,750
  4,000,000  Caraustar Industries, Inc., 9.875%, due
               04/01/11                                   4,040,000
    400,000  Georgia-Pacific Corp., 7.5%, due
               05/15/06                                     398,000+
  3,875,000  Georgia-Pacific Corp., 8.125%, due
               05/15/11                                   3,778,125+
  2,575,000  Georgia-Pacific Corp., 9.5%, due
               12/01/11                                   2,703,750+
  2,075,000  Smurfit-Stone Container Corp., 8.25%,
               due 10/01/12                               2,256,563
  1,375,000  Stone Container Corp., 9.75%, due
               02/01/11                                   1,540,000
  1,440,000  Sweetheart Cup Co., Inc., 12%, due
               07/15/04                                   1,224,000+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
21
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             PAPER & FOREST PRODUCTS (CONTINUED)
$ 3,175,000  Tembec Industries, Inc., 8.5%, due
               02/01/11                                $  3,302,000
    725,000  Tembec Industries, Inc., 8.625%, due
               06/30/09                                     754,000
                                                       ------------
             TOTAL PAPER & FOREST PRODUCTS               22,203,188
                                                       ------------
             PHARMACEUTICALS (0.5%)
  2,250,000  AmerisourceBergen Corp., (144A), 7.25%,
               due 11/15/12                               2,418,750*
                                                       ------------
             RETAIL (4.7%)
  1,750,000  Barneys New York, Inc., (144A), 9%, due
               04/01/08                                   1,522,500*
    875,000  J. Crew Operating Corp., 10.375%, due
               10/15/07                                     805,000+
  2,300,000  J.C. Penney Co., Inc., 8%, due 03/01/10      2,426,500
  2,460,000  J.C. Penney Co., Inc., 9%, due 08/01/12      2,693,700
  1,225,000  Levi Strauss & Co., Inc., (144A),
               12.25%, due 12/15/12                       1,029,000*
  1,100,000  Remington Arms Co., Inc., (144A), 10.5%,
               due 02/01/11                               1,188,000*
  1,275,000  Rite Aid Corp., (144A), 8.125%, due
               05/01/10                                   1,303,688*
  2,750,000  Rite Aid Corp., (144A), 9.5%, due
               02/15/11                                   2,956,250*
  2,800,000  Saks, Inc., 7.375%, due 02/15/19             2,590,000
  3,325,000  Saks, Inc., 8.25%, due 11/15/08              3,591,000+
    725,000  The Gap, Inc., 10.55%, due 12/15/08            859,125
                                                       ------------
             TOTAL RETAIL                                20,964,763
                                                       ------------
             TELECOMMUNICATIONS (4.4%)
  1,375,000  Alliance Atlantis Communications Corp.,
               13%, due 12/15/09                          1,567,500
    750,000  Insight Midwest, LP, 9.75%, due 10/01/09       805,313
  2,825,000  Insight Midwest, LP, 10.5%, due 11/01/10     3,128,688
    550,000  Insight Midwest, LP, (144A), 9.75%, due
               10/01/09                                     590,563*
  7,300,000  Nextel Communications, Inc., 9.375%, due
               11/15/09                                   7,884,000+
  1,275,000  Nextel Communications, Inc., 9.5%, due
               02/01/11                                   1,392,938
  1,450,000  Rogers Wireless Communications, Inc.,
               8.8%, due 10/01/07                         1,486,250
  2,450,000  Rogers Wireless Communications, Inc.,
               9.625%, due 05/01/11                       2,695,000
    575,000  Rural Cellular Corp., 9.75%, due
               01/15/10                                     500,250
                                                       ------------
             TOTAL TELECOMMUNICATIONS                    20,050,502
                                                       ------------
             TELEPHONE COMMUNICATIONS, EXC. RADIO
               (2.3%)
  1,450,000  AT&T Wireless Services, Inc., 7.875%,
               due 03/01/11                               1,662,585
    475,000  Sprint Capital Corp., 7.625%, due
               01/30/11                                     503,500
  7,375,000  Sprint Capital Corp., 8.375%, due
               03/15/12                                   8,112,500
                                                       ------------
             TOTAL TELEPHONE COMMUNICATIONS, EXC.
               RADIO                                     10,278,585
                                                       ------------
             TEXTILES, CLOTHING & FABRICS (0.3%)
    425,000  Interface, Inc., 7.3%, due 04/01/08            344,250
    850,000  Interface, Inc., 10.375%, due 02/01/10         786,250
                                                       ------------
             TOTAL TEXTILES, CLOTHING & FABRICS           1,130,500
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             TRANSPORTATION (0.8%)
$ 1,350,000  Hornbeck-Leevac Marine Services, Inc.,
               10.625%, due 08/01/08                   $  1,444,500
  2,550,000  Trico Marine Services, Inc., 8.875%, due
               05/15/12                                   2,269,500
                                                       ------------
             TOTAL TRANSPORTATION                         3,714,000
                                                       ------------
             UTILITIES (6.7%)
    825,000  AES Corp., 8.75%, due 06/15/08                 792,000+
  1,700,000  AES Corp., 8.875%, due 02/15/11              1,615,000
    550,000  AES Corp., 9.375%, due 09/15/10                544,500+
  2,375,000  AES Corp., 9.5%, due 06/01/09                2,351,250+
  3,450,000  Calpine Canada Energy Finance, LLC,
               8.5%, due 05/01/08                         2,553,000
  8,725,000  Calpine Corp., 8.5%, due 02/15/11            6,369,250+
  3,350,000  Calpine Corp., 8.625%, due 08/15/10          2,412,000+
    625,000  CMS Energy Corp., 7.5%, due 01/15/09           600,000
  5,200,000  CMS Energy Corp., 9.875%, due 10/15/07       5,408,000+
  1,275,000  Massey Energy Co., 6.95%, due 03/01/07       1,095,952
  4,500,000  Mirant Americas Generation, Inc., 7.2%,
               due 10/01/08                               3,330,000
  1,650,000  Mirant Americas Generation, Inc., 8.3%,
               due 05/01/11                               1,221,000
  1,296,649  Panda Funding Corp., 11.625%, due
               08/20/12                                   1,056,769
    750,000  Peabody Energy Corp., (144A), 6.875%,
               due 03/15/13                                 777,188*
                                                       ------------
             TOTAL UTILITIES                             30,125,909
                                                       ------------
             TOTAL FIXED INCOME SECURITIES (COST:
               $404,050,737) (94.1%)                    424,210,150
                                                       ------------

 NUMBER OF
  SHARES,
 WARRANTS,
 OR RIGHTS   EQUITY SECURITIES
-----------  -----------------
      2,047  Forman Petroleum Corp., Warrants, expire
               06/01/04                                          --**
      4,150  GT Group Telecom, Inc., (144A),
               Warrants, expire 02/01/10                         41***
        800  Pliant Corp., (144A), Warrants, expire
               06/01/10                                         400***
      1,840  Terex Corp., Common Stock                       30,802**
      4,075  Travel Centers of America, Inc., (144A),
               Warrants, expire 05/01/09                     30,750***
      1,454  WRC Media Corp., (144A), Common Stock               --***
                                                       ------------
             TOTAL EQUITY SECURITIES (COST: $45,133)
               (0.0%)                                        61,993
                                                       ------------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$ 5,071,020  Bank of Montreal, 1.34%, due 05/01/03        5,071,020***
  4,901,987  Bank of Nova Scotia, 1.25%, due 05/07/03     4,901,987***
 20,833,444  BlackRock TempCash Fund, 1.24%, due
               05/01/03                                  20,833,444***
  6,127,484  BNP Paribas, 1.25%, due 05/07/03             6,127,484***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
23
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
$12,254,967  Canadian Imperial Bank of Commerce,
               1.4%, due 11/04/03                      $ 12,254,967***
  1,225,497  Comerica Bank, 1.31%, due 11/19/03           1,225,497***
  3,676,490  Den Danske Bank, 1.25%, due 05/07/03         3,676,490***
 24,665,642  Investors Bank & Trust Depository
               Reserve, 1%, due 05/01/03                 24,665,642
  2,450,994  Merrill Lynch & Co., Inc., 1.48%, due
               11/26/03                                   2,450,994***
 20,343,246  Merrimac Money Market Fund, 1.23%, due
               05/01/03                                  20,343,246***
 12,254,967  Royal Bank of Canada, 1.23%, due
               05/01/03                                  12,254,967***
  3,676,490  Toronto Dominion Bank, 1.25%, due
               05/07/03                                   3,676,490***
                                                       ------------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $117,482,228) (26.1%)                    117,482,228
                                                       ------------
             TOTAL INVESTMENTS (COST: $521,578,098)
               (120.2%)                                 541,754,371
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-20.2%)                                 (91,135,344)
                                                       ------------
             NET ASSETS (100.0%)                       $450,619,027
                                                       ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $79,291,981 OR 17.6% OF NET ASSETS.
 **  NON-INCOME PRODUCING.
***  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
  #  COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

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                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                      VALUE
----------  -----------------------                   -----------

            COLLATERALIZED MORTGAGE OBLIGATIONS
              (38.8% OF NET ASSETS)
$  569,960  Federal Home Loan Mortgage Corp.
              (2126-A), 6%, due 11/15/25              $   574,591
   374,174  Federal Home Loan Mortgage Corp.
              (2432-FH), 2.01%, due 03/15/32              375,925
 1,346,015  Federal Home Loan Mortgage Corp.
              (2477-FZ), 1.86%, due 06/15/31            1,349,588
   984,402  Federal Home Loan Mortgage Corp.
              (2585-FD), 1.81%, due 12/15/32              985,583
   445,414  Federal National Mortgage Association
              (02-36-FK), 1.77%, due 12/25/29             446,640
   534,250  First Nationwide Trust (01-2-3A1), 7%,
              due 06/25/31                                549,123
   698,301  Residential Accredit Loans, Inc.
              (02-QS16-A2), 1.87%, due 10/25/17           698,929
   305,105  Washington Mutual (02-S3-1A1), 6.5%, due
              06/25/32                                    305,952
   500,000  Washington Mutual MSC Mortgage Pass
              Through (03-MS4-2A4), 1.77%, due
              02/25/33 (PAC)                              499,375
                                                      -----------
            TOTAL COLLATERALIZED MORTGAGE
              OBLIGATIONS
              (COST: $5,794,904)                        5,785,706
                                                      -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS
              (51.1%)
   501,075  Federal Home Loan Mortgage Corp., Pool
              #310005, 7.949%, due 11/01/19               512,034
   602,578  Federal Home Loan Mortgage Corp., Pool
              #610967, 4.264%, due 04/01/28               622,800
 1,752,046  Federal Home Loan Mortgage Corp., Pool
              #789924, 4.884%, due 11/01/32             1,798,073
   184,957  Federal National Mortgage Association,
              Pool #392536, 7.6%, due 08/01/27            192,702
   880,389  Federal National Mortgage Association,
              Pool #661691, 4.796%, due 10/01/32          904,037
   357,534  Government National Mortgage Association
              II, Pool #80022, 5.625%, due 12/20/26       370,634
   547,342  Government National Mortgage Association
              II, Pool #80057, 5.375%, due 04/20/27       565,267
   703,122  Government National Mortgage Association
              II, Pool #80585, 4%, due 03/20/32           720,847
 1,874,470  Government National Mortgage Association
              II, Pool #80594, 5%, due 04/20/32         1,924,687
                                                      -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (COST: $7,483,679)                        7,611,081
                                                      -----------
            TOTAL FIXED INCOME SECURITIES (COST:
              $13,278,583) (89.9%)                     13,396,787
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS                       VALUE
----------  ----------------------                    -----------
$1,400,000  Citicorp, Inc., 1.27%, due 05/06/03
              (Commercial Paper)                      $ 1,399,753
    58,412  Investors Bank & Trust Depository
              Reserve, 1%, due 05/01/03                    58,412
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $1,458,165) (9.8%)                        1,458,165
                                                      -----------
            TOTAL INVESTMENTS (COST: $14,736,748)
              (99.7%)                                  14,854,952
            EXCESS OF OTHER ASSETS OVER LIABILITIES
              (0.3%)                                       40,661
                                                      -----------
            NET ASSETS (100.0%)                       $14,895,613
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:
PAC - PLANNED AMORTIZATION CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

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                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

 PRINCIPAL
  AMOUNT     FIXED INCOME SECURITIES                      VALUE
-----------  -----------------------                   ------------
             COLLATERALIZED MORTGAGE OBLIGATIONS
               (45.3% OF NET ASSETS)
$ 4,705,830  Chase Mortgage Finance Corp.
               (01-S5-1A2), 6.75%, due 10/25/31        $  4,722,913
  1,500,000  CMC Securities Corp. III (94-A-A22),
               16.526%, due 02/25/24 (I/F)                1,553,235
  4,891,012  Countrywide Alternative Loan Trust
               (02-7-1A4), 6.5%, due 08/25/32             5,014,051
  4,710,119  Countrywide Funding Corp. (93-7-A5), 7%,
               due 11/25/23 (TAC)                         4,731,974
  3,995,588  Credit Suisse First Boston (03-8-4PPA),
               5.75%, due 04/22/33                        4,084,554
  1,033,134  Federal Home Loan Mortgage Corp.
               (1422-SA), 18.278%, due 11/15/07 (I/F)     1,224,264
  2,193,813  Federal Home Loan Mortgage Corp.
               (1620-SB), 10%, due 11/15/23 (I/F)         2,206,592
  1,753,867  Federal Home Loan Mortgage Corp.
               (1629-PB), 6%, due 05/15/23                1,751,464
  1,345,468  Federal Home Loan Mortgage Corp.
               (1662-N), 6.25%, due 01/15/09              1,423,626
    151,993  Federal Home Loan Mortgage Corp.
               (1796-E), 6%, due 09/15/08                   152,811
  3,956,916  Federal Home Loan Mortgage Corp.
               (1829-ZB), 6.5%, due 03/15/26              4,220,298
    350,770  Federal Home Loan Mortgage Corp.
               (1844-E), 6.5%, due 10/15/13                 359,345
  1,945,673  Federal Home Loan Mortgage Corp.
               (2020-D), 6.25%, due 01/15/27 (PAC)        1,979,041
  2,000,000  Federal Home Loan Mortgage Corp.
               (2061-TA), 5.25%, due 10/15/27 (PAC)       2,060,080
  4,811,086  Federal Home Loan Mortgage Corp.
               (2107-Z), 6%, due 12/15/28                 5,011,372
  5,850,226  Federal Home Loan Mortgage Corp.
               (2276-ZA), 7%, due 01/15/31                6,251,669
  6,169,519  Federal Home Loan Mortgage Corp.
               (2448-ZM), 7%, due 05/15/32                6,878,546
  4,092,511  Federal Home Loan Mortgage Corp.
               (2519-ZD), 5.5%, due 11/15/32              3,903,232
  3,000,000  Federal National Mortgage Association
               (02-2-QD), 6%, due 11/25/29                3,085,078
  1,000,000  Federal National Mortgage Association
               (93-202-SZ), 10%, due 11/25/23
               (PAC)(I/F)                                 1,050,950
  4,081,763  Federal National Mortgage Association
               (98-44-ZA), 6.5%, due 07/20/28             4,331,771
    898,711  Federal National Mortgage Association
               (G92-29-J), 8%, due 07/25/22                 997,371
  3,035,289  First Nationwide Trust (01-5-A1), 6.75%,
               due 10/21/31                               3,160,494

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
27

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             COLLATERALIZED MORTGAGE OBLIGATIONS
             (CONTINUED)
$ 1,083,312  GMAC Mortgage Corp. Loan Trust
               (00-J3-A3), 7.75%, due 10/25/30         $  1,083,485
 24,764,940  Government National Mortgage Association
               (02-41-SB), 4.68%, due 06/20/32 (I/F)      1,300,159
  3,153,420  Government National Mortgage Association
               (02-41-ZJ), 6%, due 06/20/32               3,236,198
 18,571,289  Government National Mortgage Association
               (02-76-SG), 6.289%, due 10/16/29 (I/F)     1,566,952
  2,608,966  Master Asset Securitization Trust
               (02-6-3A3), 6.25%, due 10/25/32            2,670,929
  1,315,593  Residential Accredit Loans, Inc.
               (97-QS13-A7), 7.25%, due 12/25/27          1,343,229
  1,518,342  Residential Asset Securitization Trust
               (98-A12-A16), 6.75%, due 11/25/28          1,544,009
    809,986  Residential Funding Mortgage Securities
               I (95-S21-A6), 7.5%, due 12/26/25            808,468
     35,344  Residential Funding Mortgage Securities
               I (95-S7-A9), 8%, due 05/25/10 (I/O)             227
  4,980,924  Structured Asset Securities Corp.
               (03-10-A), 6%, due 04/25/33                5,145,918
  2,761,677  Washington Mutual MSC Mortgage
               Pass-Through CTFS (02-MS2-3A1), 6.5%,
               due 05/25/32                               2,843,165
  1,680,404  Washington Mutual, Inc. (02-S1-2A1),
               6.5%, due 01/25/32                         1,721,725
                                                       ------------
             TOTAL COLLATERALIZED MORTGAGE
               OBLIGATIONS
               (COST: $90,306,115)                       93,419,195
                                                       ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS
               (51.6%)
    160,620  Federal Home Loan Mortgage Corp., Pool
               #755183, 5.532%, due 12/01/15                167,346
  1,863,150  Federal Home Loan Mortgage Corp., Pool
               #755363, 4.514%, due 09/01/30              1,909,784
  6,132,162  Federal Home Loan Mortgage Corp., Pool
               #789924, 4.884%, due 11/01/32              6,293,254
     81,054  Federal Home Loan Mortgage Corp., Pool
               #846317, 4.22%, due 08/01/26                  83,314
    267,499  Federal Home Loan Mortgage Corp., Pool
               #846510, 4.245%, due 04/01/25                276,639
    943,288  Federal Home Loan Mortgage Corp., Pool
               #846732, 5.085%, due 01/01/30                972,709
  4,186,829  Federal Home Loan Mortgage Corp., Pool
               #C66957, 6.5%, due 05/01/32                4,375,236
  4,576,349  Federal Home Loan Mortgage Corp., Pool
               #C90552, 6%, due 06/01/22                  4,790,888
  1,210,267  Federal Home Loan Mortgage Corp., Pool
               #G30194, 6.5%, due 04/01/21                1,272,293
    249,145  Federal Housing Authority (#000-13002),
               7.125%, due 03/01/04                         251,636

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS
             (CONTINUED)
$ 2,709,388  Federal Housing Authority (#012-11216),
               7.185%, due 03/25/29                    $  2,736,482
    251,269  Federal Housing Authority (#112-43055),
               9.25%, due 05/25/32                          255,038
      4,500  Federal National Mortgage Association,
               Pool #029542, 8.75%, due 07/01/09              4,872
        204  Federal National Mortgage Association,
               Pool #062420, 7.5%, due 03/01/06                 215
    216,502  Federal National Mortgage Association,
               Pool #124410, 4.206%, due 07/01/22           222,334
     89,109  Federal National Mortgage Association,
               Pool #137064, 6.235%, due 03/01/19            90,998
  3,838,040  Federal National Mortgage Association,
               Pool #254369, 6%, due 06/01/12             4,023,945
  4,793,088  Federal National Mortgage Association,
               Pool #254442, 5.5%, due 09/01/17           4,984,812
  7,868,484  Federal National Mortgage Association,
               Pool #254634, 5.5%, due 02/01/23           8,161,093
    154,991  Federal National Mortgage Association,
               Pool #303786, 7.5%, due 02/01/11             166,906
     80,469  Federal National Mortgage Association,
               Pool #348025, 4.545%, due 06/01/26            81,684
  1,564,853  Federal National Mortgage Association,
               Pool #589081, 6.5%, due 08/01/31           1,634,538
  6,154,394  Federal National Mortgage Association,
               Pool #655819, 4.949%, due 08/01/32         6,400,390
  4,694,737  Federal National Mortgage Association,
               Pool #661856, 4.795%, due 10/01/32         4,823,843
  7,027,627  Federal National Mortgage Association,
               Pool #671133, 5.183%, due 02/01/33         7,198,925
  3,863,408  Federal National Mortgage Association,
               Pool #672272, 4.948%, due 12/01/32         3,947,921
  7,876,929  Federal National Mortgage Association,
               Pool #676766, 4.74%, due 01/01/33          8,007,390
  6,979,088  Federal National Mortgage Association,
               Pool #687847, 4.55%, due 02/01/33          7,101,222
  6,461,010  Federal National Mortgage Association,
               Pool #692104, 5.103%, due 02/01/33         6,563,983
 10,000,408  Federal National Mortgage Association,
               Pool #699866, 4.45%, due 04/01/33         10,191,041
  5,000,000  Federal National Mortgage Association,
               TBA, 4.25%                                 5,062,500*
  1,372,547  Government National Mortgage Association
               II, Pool #003068, 6.5%, due 04/20/31       1,439,034
      2,400  Government National Mortgage
               Association, Pool #003933, 8.25%, due
               07/15/04                                       2,461
  1,470,979  Government National Mortgage
               Association, Pool #351003, 7.5%, due
               07/15/28                                   1,567,049

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
29

TCW GALILEO TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS
             (CONTINUED)
$ 1,363,440  Government National Mortgage
               Association, Pool #365618, 7%, due
               10/15/33                                $  1,386,311
                                                       ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (COST: $104,721,841)                     106,448,086
                                                       ------------
             U.S. TREASURY SECURITIES (0.1%)
    177,000  Certificates Accrual Treasury Strips,
               0%, due 05/15/06                             165,152
    112,000  Certificates Accrual Treasury Strips,
               0%, due 08/15/08                              95,404
                                                       ------------
             TOTAL U.S. TREASURY SECURITIES (COST:
               $221,941)                                    260,556
                                                       ------------
             TOTAL FIXED INCOME SECURITIES (COST:
               $195,249,897) (97.0%)                    200,127,837
                                                       ------------

             SHORT-TERM INVESTMENTS
             ----------------------
  1,000,000  Barclays US Funding Corp., 1.26%, due
               05/06/03 (Commercial Paper)                  999,825
  1,000,000  Citicorp, Inc., 1.23%, due 05/02/03
               (Commercial Paper)                           999,966
  8,000,000  Citicorp, Inc., 1.27%, due 05/06/03
               (Commercial Paper)                         7,998,589
    904,542  Investors Bank & Trust Depository
               Reserve, 1%, due 05/01/03                    904,542
                                                       ------------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $10,902,922) (5.3%)                       10,902,922
                                                       ------------
             TOTAL INVESTMENTS (COST: $206,152,819)
               (102.3%)                                 211,030,759
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-2.3%)                                   (4,713,415)
                                                       ------------
             NET ASSETS (100.0%)                       $206,317,344
                                                       ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.
  * SECURITY PURCHASED ON A FORWARD COMMITMENT WITH AN APPROXIMATE PRINCIPAL AMOUNT. THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT WHEN THE SECURITY IS DELIVERED TO THE FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. FIXED INCOME
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003

                           TCW GALILEO   TCW GALILEO  TCW GALILEO  TCW GALILEO  TCW GALILEO
                              MONEY      CORE FIXED   HIGH YIELD   SHORT TERM   TOTAL RETURN
                           MARKET FUND   INCOME FUND   BOND FUND    BOND FUND    BOND FUND
                           ------------  -----------  -----------  -----------  ------------
                                              DOLLAR AMOUNTS IN THOUSANDS
                                              (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value
    (1)                    $    397,223  $   61,003   $   541,754  $   14,855   $   211,031
  Receivables for
    Securities Sold                  --          18         1,172          70           246
  Receivables for Fund
    Shares Sold                      --          --           472          --           361
  Interest Receivable             1,068         753        11,100          58         1,080
                           ------------  ----------   -----------  ----------   -----------
    Total Assets                398,291      61,774       554,498      14,983       212,718
                           ------------  ----------   -----------  ----------   -----------
LIABILITIES
  Distribution Payable              324         227         3,213          54         1,126
  Payables for Securities
    Purchased                        --         123         7,491          --         5,036
  Payables for Fund
    Shares Redeemed                  --          --            31          --           131
  Payables Upon Return of
    Securities Loaned                --       3,493        92,817          --            --
  Accrued Management Fees            77          15           261           3            43
  Other Accrued Expenses            107          50            66          30            65
                           ------------  ----------   -----------  ----------   -----------
    Total Liabilities               508       3,908       103,879          87         6,401
                           ------------  ----------   -----------  ----------   -----------
NET ASSETS                 $    397,783  $   57,866   $   450,619  $   14,896   $   206,317
                           ============  ==========   ===========  ==========   ===========
NET ASSETS CONSIST OF:
  Paid-in Capital          $    397,783  $   58,630   $   514,123  $   20,442   $   202,093
  Undistributed Net
    Realized (Loss) on
    Investments and
    Foreign Currency                 --      (4,872)      (79,035)     (5,115)         (731)
  Unrealized Appreciation
    on Investments and
    Foreign Currency                 --       3,676        20,176         118         4,878
  Undistributed Net
    Investment Income
    (Loss)                           --         432        (4,645)       (549)           77
                           ------------  ----------   -----------  ----------   -----------
NET ASSETS                 $    397,783  $   57,866   $   450,619  $   14,896   $   206,317
                           ============  ==========   ===========  ==========   ===========
NET ASSETS ATTRIBUTABLE
 TO:
  I Class Shares           $    397,783  $   52,762   $   394,964  $   14,896   $   154,547
                           ============  ==========   ===========  ==========   ===========
  N Class Shares           $         --  $    5,104   $    55,655  $       --   $    51,770
                           ============  ==========   ===========  ==========   ===========
CAPITAL SHARES
 OUTSTANDING:
  I Class                   397,783,240   5,229,981    57,064,644   1,543,912    15,604,593
                           ============  ==========   ===========  ==========   ===========
  N Class                            --     502,554     7,986,383          --     5,092,635
                           ============  ==========   ===========  ==========   ===========
NET ASSET VALUE PER
 SHARE:
  I Class                  $       1.00  $    10.09   $      6.92  $     9.65   $      9.90
                           ============  ==========   ===========  ==========   ===========
  N Class                  $         --  $    10.16   $      6.97  $       --   $     10.17
                           ============  ==========   ===========  ==========   ===========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO MONEY MARKET FUND, THE TCW GALILEO CORE FIXED INCOME FUND, THE TCW GALILEO HIGH YIELD BOND FUND, THE TCW GALILEO SHORT TERM BOND FUND AND THE TCW GALILEO TOTAL RETURN BOND FUND AT APRIL 30, 2003 WAS $397,223, $57,327, $521,578, $14,737 AND $206,153,
     RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2003

                           TCW GALILEO  TCW GALILEO  TCW GALILEO  TCW GALILEO  TCW GALILEO
                              MONEY     CORE FIXED   HIGH YIELD   SHORT TERM   TOTAL RETURN
                           MARKET FUND  INCOME FUND   BOND FUND    BOND FUND    BOND FUND
                           -----------  -----------  -----------  -----------  ------------
                                             DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Interest                   $3,233       $1,668       $19,208       $275        $ 7,617
                             ------       ------       -------       ----        -------
EXPENSES:
  Management Fees               518          117         1,395         39            471
  Accounting Service Fees        72           12            55          2             27
  Administration Fees            97           29            70          3             36
  Transfer Agent Fees:
    I Class                      20           14            18         15             18
    N Class                      --           16            22         --             25
  Custodian Fees                 11           27            24         10             11
  Professional Fees              22           15            21         15             21
  Directors' Fees &
    Expenses                      5            5             5          5              5
  Registration Fees:
    I Class                      10            9             9          5             10
    N Class                      --            8             6         --              7
  Distribution Fees:
    N Class                      --            6            45         --             56
  Other                          33            6            30          3             13
                             ------       ------       -------       ----        -------
    Total                       788          264         1,700         97            700
    Less Expenses Borne
      by
     Investment Advisor:
      I Class                     1           --            --         18             61
      N Class                    --           23            --         --             26
                             ------       ------       -------       ----        -------
      Net Expenses              787          241         1,700         79            613
                             ------       ------       -------       ----        -------
  Net Investment Income       2,446        1,427        17,508        196          7,004
                             ------       ------       -------       ----        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND
 FOREIGN CURRENCY
 TRANSACTIONS
  Net Realized Gain
    (Loss) on:
    Investments                  --          454        (3,118)        12             --
    Foreign Currency             --           99            --         --             --
  Change in Unrealized
    Appreciation
    (Depreciation) on:
    Investments                  --        2,012        47,969        (11)        (1,924)
    Foreign Currency             --          (10)           --         --             --
                             ------       ------       -------       ----        -------
  Net Realized and
    Unrealized Gain
    (Loss) on Investments
    and Foreign Currency
    Transactions                 --        2,555        44,851          1         (1,924)
                             ------       ------       -------       ----        -------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS                  $2,446       $3,982       $62,359       $197        $ 5,080
                             ======       ======       =======       ====        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. FIXED INCOME
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO             TCW GALILEO CORE
                                   MONEY MARKET FUND         FIXED INCOME FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2003      OCTOBER 31,     2003      OCTOBER 31,
                                (UNAUDITED)     2002      (UNAUDITED)     2002
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income          $   2,446    $  8,247      $ 1,427      $ 3,137
  Net Realized Gain (Loss) on
    Investments and Foreign
    Currency Transactions               --          --          553         (285)
  Change in Unrealized
    Appreciation on
    Investments and Foreign
    Currency Transactions               --          --        2,002           10
                                 ---------    --------      -------      -------
  Increase in Net Assets
    Resulting from Operations        2,446       8,247        3,982        2,862
                                 ---------    --------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                         (2,446)     (8,247)      (1,374)      (2,798)
    N Class                             --          --         (122)        (279)
                                 ---------    --------      -------      -------
  Total Distributions to
    Shareholders                    (2,446)     (8,247)      (1,496)      (3,077)
                                 ---------    --------      -------      -------
NET CAPITAL SHARE TRANSACTIONS
    I Class                       (117,034)    186,060       (6,364)      (6,433)
    N Class                             --          --          137        1,049
                                 ---------    --------      -------      -------
    Increase (Decrease) in Net
      Assets Resulting from
      Net Capital Share
      Transactions                (117,034)    186,060       (6,227)      (5,384)
                                 ---------    --------      -------      -------
    Increase (Decrease) in Net
      Assets                      (117,034)    186,060       (3,741)      (5,599)
NET ASSETS
    Beginning of Period            514,817     328,757       61,607       67,206
                                 ---------    --------      -------      -------
    End of Period                $ 397,783    $514,817      $57,866      $61,607
                                 =========    ========      =======      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
STATEMENTS OF CHANGES IN NET ASSETS

                                 TCW GALILEO               TCW GALILEO               TCW GALILEO
                             HIGH YIELD BOND FUND      SHORT TERM BOND FUND     TOTAL RETURN BOND FUND
                           ------------------------  ------------------------  ------------------------
                           SIX MONTHS                SIX MONTHS                SIX MONTHS
                              ENDED                     ENDED                     ENDED
                            APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                              2003      OCTOBER 31,     2003      OCTOBER 31,     2003      OCTOBER 31,
                           (UNAUDITED)     2002      (UNAUDITED)     2002      (UNAUDITED)     2002
                           -----------  -----------  -----------  -----------  -----------  -----------
                                                   DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income     $ 17,508     $ 25,493      $   196     $    711     $  7,004     $  8,234
  Net Realized Gain
    (Loss) on Investments     (3,118)     (27,394)          12          280           --            4
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments               47,969       (4,151)         (11)        (551)      (1,924)       1,498
                            --------     --------      -------     --------     --------     --------
  Increase (Decrease) in
    Net Assets Resulting
    from Operations           62,359       (6,052)         197          440        5,080        9,736
                            --------     --------      -------     --------     --------     --------
DISTRIBUTIONS TO
  SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                  (16,377)     (25,868)        (268)        (833)      (4,829)      (7,475)
    N Class                   (1,754)        (997)          --           --       (1,440)        (746)
                            --------     --------      -------     --------     --------     --------
  Total Distributions to
    Shareholders             (18,131)     (26,865)        (268)        (833)      (6,269)      (8,221)
                            --------     --------      -------     --------     --------     --------
NET CAPITAL SHARE
  TRANSACTIONS
    I Class                   77,728       62,561       (5,238)     (33,753)      20,999       44,067
    N Class                   23,739       20,111           --           --       17,444       33,817
                            --------     --------      -------     --------     --------     --------
    Increase (Decrease)
      in Net Assets
      Resulting from Net
      Capital Share
      Transactions           101,467       82,672       (5,238)     (33,753)      38,443       77,884
                            --------     --------      -------     --------     --------     --------
    Increase (Decrease)
      in Net Assets          145,695       49,755       (5,309)     (34,146)      37,254       79,399
NET ASSETS
  Beginning of Period        304,924      255,169       20,205       54,351      169,063       89,664
                            --------     --------      -------     --------     --------     --------
  End of Period             $450,619     $304,924      $14,896     $ 20,205     $206,317     $169,063
                            ========     ========      =======     ========     ========     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         APRIL 30, 2003

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Societe Generale Asset Management International Ltd. (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Growth Equities Fund, and the TCW Galileo Select International Growth Equities Fund. SGY Asset Management (Singapore) Ltd. ("SGY") is a sub-advisor to the TCW Galileo Asia Pacific Equities Fund. The Advisor and SGY are the second-tier subsidiaries of Societe Generale Asset Management, S.A. Each Fund has distinct investment objectives and policies. The TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund and the TCW Galileo Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Galileo Money Market Fund and the TCW Galileo Short Term Bond Fund offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee. Please see Note 6.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. Premiums and discounts on securities purchased are amortized using the effective yield method. Original issue discount is accreted as interest income using the effective yield method. Realized gains and losses on investments are recorded on the basis of specific identification.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of April 30, 2003.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2003.

ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES:  Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the
36
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                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003
Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Standard/Daylight Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Standard/Daylight Time for the other funds.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

RECLASSIFICATIONS: Certain reclassifications were made to the prior periods' Financial Highlights relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2003 (amounts in thousands):

                                      MARKET VALUE OF                         SECURITIES
                                     LOANED SECURITIES  COLLATERAL VALUE    LENDING INCOME*
                                     -----------------  ----------------  -------------------
TCW Galileo Core Fixed Income Fund        $ 3,410           $ 3,493               $ 2
TCW Galileo High Yield Bond Fund           90,460            92,817                69

  *  NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4 -- FEDERAL INCOME TAXES (CONTINUED)

At April 30, 2003, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                TCW GALILEO  TCW GALILEO  TCW GALILEO  TCW GALILEO
                                CORE FIXED   HIGH YIELD   SHORT TERM   TOTAL RETURN
                                INCOME FUND   BOND FUND    BOND FUND    BOND FUND
                                -----------  -----------  -----------  ------------
Unrealized Appreciation           $ 3,892     $ 30,380      $   155      $  6,698
Unrealized (Depreciation)            (216)     (10,506)         (37)       (1,820)
                                  -------     --------      -------      --------
Net Unrealized Appreciation       $ 3,676     $ 19,874      $   118      $  4,878
                                  =======     ========      =======      ========
Cost of Investments for
  Federal Income Tax Purposes     $57,327     $521,880      $14,737      $206,153
                                  =======     ========      =======      ========

At April 30, 2003, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                    EXPIRING IN
                           --------------------------------------------------------------
                            2003    2004   2005   2006    2007    2008    2009     2010
                           ------  ------  ----  ------  ------  ------  -------  -------
TCW Galileo Core Fixed
  Income Fund              $  166  $1,168  $--   $   --  $1,210  $1,584  $   329  $   105
TCW Galileo High Yield
  Bond Fund                    --      --   --    2,575   5,704   9,607   30,238   27,048
TCW Galileo Short Term
  Bond Fund                 3,572     882   76       14       1      78       --       --
TCW Galileo Total Return
  Bond Fund                    --      --   --       --      --     848       --       --

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Money Market Fund                        0.25%
TCW Galileo Core Fixed Income Fund                   0.40%
TCW Galileo High Yield Bond Fund                     0.75%
TCW Galileo Short Term Bond Fund                     0.50%*
TCW Galileo Total Return Bond Fund                   0.50%

  *  CURRENTLY, THE ADVISOR IS WAIVING 0.15% OF THE ANNUAL MANAGEMENT FEE.

The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the fund's daily net assets. Effective March 1, 2003, the ordinary operating expenses of the TCW Galileo Total Return Fund are limited to 0.44% of I Class daily net assets and 0.74% of N Class daily net assets. Prior to that date, the expenses were limited to the ratio reported by Lipper Analytical Services, Inc. for that strategy. The ordinary operating expenses (each share class) of the other funds are limited to the average of the total expense ratios as reported by Lipper

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003
Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. The average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each fund were:

TCW Galileo Core Fixed Income Fund                   1.10%
TCW Galileo High Yield Bond Fund                     1.30%
TCW Galileo Short Term Bond Fund                     1.00%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2003, were as follows (amounts in thousands):

                                TCW GALILEO  TCW GALILEO  TCW GALILEO  TCW GALILEO
                                CORE FIXED   HIGH YIELD   SHORT TERM   TOTAL RETURN
                                INCOME FUND   BOND FUND    BOND FUND    BOND FUND
                                -----------  -----------  -----------  ------------
Purchases at Cost                 $ 9,632     $256,253      $5,124       $22,790
                                  =======     ========      ======       =======
Sales or Maturity Proceeds        $10,406     $161,422      $1,241       $15,582
                                  =======     ========      ======       =======
U.S. Government Purchases at
  Cost                            $16,135     $     --      $2,441       $64,958
                                  =======     ========      ======       =======
U.S. Government Sales or
  Maturity Proceeds               $12,097     $     --      $3,768       $20,544
                                  =======     ========      ======       =======

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

TCW GALILEO MONEY MARKET FUND
I CLASS                                SIX MONTHS ENDED
                                        APRIL 30, 2003                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2002
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                      1,191,474,262   $ 1,191,474      3,507,163,143    $ 3,507,163
Shares Issued upon
  Reinvestment of Dividends          1,869,744         1,870          5,698,225          5,698
Shares Redeemed                 (1,310,377,973)   (1,310,378)    (3,326,800,761)    (3,326,801)
                                --------------   -----------     --------------    -----------
Net Increase (Decrease)           (117,033,967)  $  (117,034)       186,060,607    $   186,060
                                ==============   ===========     ==============    ===========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO CORE FIXED INCOME
FUND                                   SIX MONTHS ENDED
I CLASS                                 APRIL 30, 2003                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2002
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          1,500,672   $    14,806          5,889,037    $    56,219
Shares Issued upon
  Reinvestment of Dividends            110,305         1,087            235,206          2,248
Shares Redeemed                     (2,261,037)      (22,257)        (6,816,789)       (64,900)
                                --------------   -----------     --------------    -----------
Net (Decrease)                        (650,060)  $    (6,364)          (692,546)   $    (6,433)
                                ==============   ===========     ==============    ===========

TCW GALILEO CORE FIXED INCOME
FUND                                   SIX MONTHS ENDED
N CLASS                                 APRIL 30, 2003                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2002
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                              3,734   $        38          1,745,465    $    16,837
Shares Issued upon
  Reinvestment of Dividends             12,428           123             27,413            265
Shares Redeemed                         (2,376)          (24)        (1,691,059)       (16,053)
                                --------------   -----------     --------------    -----------
Net Increase                            13,786   $       137             81,819    $     1,049
                                ==============   ===========     ==============    ===========

TCW GALILEO HIGH YIELD BOND
FUND                                   SIX MONTHS ENDED
I CLASS                                 APRIL 30, 2003                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2002
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                         24,479,495   $   158,463         32,504,394    $   220,559
Shares Issued upon
  Reinvestment of Dividends          2,130,602        13,728          3,202,694         21,983
Shares Redeemed                    (14,511,974)      (94,463)       (26,302,265)      (179,981)
                                --------------   -----------     --------------    -----------
Net Increase                        12,098,123   $    77,728          9,404,823    $    62,561
                                ==============   ===========     ==============    ===========

TCW GALILEO HIGH YIELD BOND
FUND                                   SIX MONTHS ENDED
N CLASS                                 APRIL 30, 2003                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2002
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          5,210,669   $    34,678          4,619,642    $    29,768
Shares Issued upon
  Reinvestment of Dividends            234,742         1,523            122,663            849
Shares Redeemed                     (1,885,474)      (12,462)        (1,535,752)       (10,506)
                                --------------   -----------     --------------    -----------
Net Increase                         3,559,937   $    23,739          3,206,553    $    20,111
                                ==============   ===========     ==============    ===========

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

TCW GALILEO SHORT TERM BOND
FUND                                   SIX MONTHS ENDED
I CLASS                                 APRIL 30, 2003                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2002
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          1,543,979   $    14,995          4,416,815    $    42,868
Shares Issued upon
  Reinvestment of Dividends             23,394           227             81,284            792
Shares Redeemed                     (2,107,560)      (20,460)        (7,942,598)       (77,413)
                                --------------   -----------     --------------    -----------
Net (Decrease)                        (540,187)  $    (5,238)        (3,444,499)   $   (33,753)
                                ==============   ===========     ==============    ===========

TCW GALILEO TOTAL RETURN BOND
FUND                                   SIX MONTHS ENDED
I CLASS                                 APRIL 30, 2003                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2002
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          7,016,919   $    69,912          7,992,771    $    78,913
Shares Issued upon
  Reinvestment of Dividends            446,293         4,430            702,551          6,871
Shares Redeemed                     (5,369,963)      (53,343)        (4,267,235)       (41,717)
                                --------------   -----------     --------------    -----------
Net Increase                         2,093,249   $    20,999          4,428,087    $    44,067
                                ==============   ===========     ==============    ===========

TCW GALILEO TOTAL RETURN BOND
FUND                                   SIX MONTHS ENDED
N CLASS                                 APRIL 30, 2003                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2002
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          3,082,197   $    31,477          4,202,085    $    42,647
Shares Issued upon
  Reinvestment of Dividends            130,259         1,327             52,510            534
Shares Redeemed                     (1,505,787)      (15,360)          (925,096)        (9,364)
                                --------------   -----------     --------------    -----------
Net Increase                         1,706,669   $    17,444          3,329,499    $    33,817
                                ==============   ===========     ==============    ===========

NOTE 9 -- RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2003.

TCW GALILEO MONEY MARKET FUND
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                                  YEAR ENDED OCTOBER 31,
                           APRIL 30, 2003          -------------------------------------------------------------
                            (UNAUDITED)              2002          2001         2000         1999         1998
                           --------------          --------      --------     --------     --------     --------
Net Asset Value per
  Share, Beginning of
  Period                      $   1.00             $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                              --------             --------      --------     --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income (4)       0.0058               0.0170        0.0450       0.0579       0.0434       0.0519
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income            (0.0058)             (0.0170)      (0.0450)     (0.0579)     (0.0434)     (0.0519)
                              --------             --------      --------     --------     --------     --------
Net Asset Value per
  Share, End of Period        $   1.00             $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                              ========             ========      ========     ========     ========     ========
Total Return                      0.58% (3)            1.74%         4.64%        5.94%        4.85%        5.31%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $397,783             $514,817      $328,757     $232,175     $261,300     $242,451
Ratio of Expenses to
  Average Net Assets              0.38% (1)(2)         0.35%(2)      0.37%(2)     0.38%        0.38%        0.40%(2)
Ratio of Net Investment
  Income to Average Net
  Assets                          1.18% (1)            1.70%         4.46%        5.80%        4.76%        5.19%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 0.40% OF NET ASSETS AS DISCLOSED IN NOTE 5 OF THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.38% (THE REIMBURSEMENT IS LESS THAN 0.01%) FOR THE SIX MONTHS ENDED APRIL 30, 2003, 0.35% (THE REIMBURSEMENT IS LESS THAN 0.01%), 0.38% AND 0.41% FOR THE YEARS ENDED OCTOBER 31, 2002, 2001 AND 1998, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                      YEAR ENDED OCTOBER 31,
                           APRIL 30, 2003  ----------------------------------------------------
                            (UNAUDITED)     2002 (3)      2001      2000      1999      1998
                           --------------  -----------  --------  --------  --------  ---------
Net Asset Value per
  Share, Beginning of
  Period                      $  9.67        $  9.63    $  9.23   $  9.42   $  9.89   $   9.62
                              -------        -------    -------   -------   -------   --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (5)        0.24           0.50       0.57      0.57      0.57       0.55
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.44           0.03       0.42     (0.21)    (0.50)      0.29
                              -------        -------    -------   -------   -------   --------
    Total from Investment
      Operations                 0.68           0.53       0.99      0.36      0.07       0.84
                              -------        -------    -------   -------   -------   --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.26)         (0.49)     (0.59)    (0.55)    (0.54)     (0.57)
                              -------        -------    -------   -------   -------   --------
Net Asset Value per
  Share, End of Period        $ 10.09        $  9.67    $  9.63   $  9.23   $  9.42   $   9.89
                              =======        =======    =======   =======   =======   ========
Total Return                     7.05% (4)      5.71%     11.01%     3.97%     0.69%      9.02%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $52,762        $56,851    $63,262   $73,290   $70,666   $162,996
Ratio of Expenses to
  Average Net Assets             0.81% (1)      0.79%      0.73%     0.81%     0.58%(2)     0.62%
Ratio of Net Investment
  Income to Average Net
  Assets                         4.91% (1)      5.20%      6.07%     6.10%     5.83%      5.60%
Portfolio Turnover Rate         41.76% (4)    119.71%     92.81%   107.59%   136.63%    272.77%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.72% FOR THE YEAR ENDED OCTOBER 31, 1999.
(3) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.21% TO 5.20%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                              MARCH 1, 1999
                                                                              (COMMENCEMENT
                             SIX MONTHS                                       OF OFFERING OF
                               ENDED            YEAR ENDED OCTOBER 31,       N CLASS SHARES)
                           APRIL 30, 2003  --------------------------------      THROUGH
                            (UNAUDITED)     2002 (4)      2001      2000     OCTOBER 31, 1999
                           --------------  -----------  --------  ---------  ----------------
Net Asset Value per
  Share, Beginning of
  Period                       $ 9.73        $ 9.69      $ 9.32    $ 9.51       $     9.74
                               ------        ------      ------    ------       ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (6)        0.23          0.48        0.52      0.55             0.37
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.45          0.05        0.46     (0.21)           (0.35)
                               ------        ------      ------    ------       ----------
Total from Investment
  Operations                     0.68          0.53        0.98      0.34             0.02
                               ------        ------      ------    ------       ----------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.25)        (0.49)      (0.61)    (0.53)           (0.25)
                               ------        ------      ------    ------       ----------
Net Asset Value per
  Share, End of Period         $10.16        $ 9.73      $ 9.69    $ 9.32       $     9.51
                               ======        ======      ======    ======       ==========
Total Return                     7.01% (5)     5.78%      10.75%     3.71%            0.17% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)               $5,104        $4,756      $3,944    $   80       $       83
Ratio of Expenses to
  Average Net Assets (3)         1.00% (2)     1.00%       1.00%     1.13%            1.00% (2)
Ratio of Net Investment
  Income to Average Net
  Assets                         4.72% (2)     4.98%       5.44%     5.90%            5.68% (2)
Portfolio Turnover Rate         41.76% (5)   119.71%      92.81%   107.59%          136.63% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.93% FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND 1.75%, 8.35% AND 40.33% FOR THE YEARS ENDED OCTOBER 31, 2002, 2001 AND 2000, RESPECTIVELY, AND 134.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999, RESPECTIVELY.
(4) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS THAN 0.01%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(5) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING EXPENSES.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                       YEAR ENDED OCTOBER 31,
                           APRIL 30, 2003  -------------------------------------------------------
                            (UNAUDITED)     2002 (3)      2001       2000       1999       1998
                           --------------  -----------  ---------  ---------  ---------  ---------
Net Asset Value per
  Share, Beginning of
  Period                      $   6.17      $   6.94    $   7.82   $   8.85   $   9.20   $  10.11
                              --------      --------    --------   --------   --------   --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (4)         0.31          0.62        0.74       0.84       0.80       0.88
Net Realized and
  Unrealized Gain (Loss)
  on Investments                  0.75         (0.74)      (0.83)     (0.97)     (0.37)     (0.74)
                              --------      --------    --------   --------   --------   --------
Total from Investment
  Operations                      1.06         (0.12)      (0.09)     (0.13)      0.43       0.14
                              --------      --------    --------   --------   --------   --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income              (0.31)        (0.65)      (0.79)     (0.90)     (0.78)     (0.90)
Distributions from Net
  Realized Gain                     --            --          --         --         --      (0.15)
                              --------      --------    --------   --------   --------   --------
Total Distributions              (0.31)        (0.65)      (0.79)     (0.90)     (0.78)     (1.05)
                              --------      --------    --------   --------   --------   --------
Net Asset Value per
  Share, End of Period        $   6.92      $   6.17    $   6.94   $   7.82   $   8.85   $   9.20
                              ========      ========    ========   ========   ========   ========
Total Return                     17.57% (2)     (2.23)%    (1.39)%    (1.77)%     4.60%      1.18%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $394,964      $277,422    $246,623   $195,986   $188,098   $165,702
Ratio of Expenses to
  Average Net Assets              0.87% (1)      0.88%      0.91%      0.91%      0.90%      0.85%
Ratio of Net Investment
  Income to Average Net
  Assets                          9.45% (1)      9.02%      9.93%      9.80%      8.60%      8.89%
Portfolio Turnover Rate          46.06% (2)     55.18%     78.35%     64.29%    128.15%     92.24%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.99% TO 9.02%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                       MARCH 1, 1999
                                                                                       (COMMENCEMENT
                             SIX MONTHS                                                OF OFFERING OF
                               ENDED                YEAR ENDED OCTOBER 31,            N CLASS SHARES)
                           APRIL 30, 2003     -----------------------------------         THROUGH
                            (UNAUDITED)       2002 (5)        2001         2000       OCTOBER 31, 1999
                           --------------     --------      --------     --------     ----------------
Net Asset Value per
  Share, Beginning of
  Period                      $  6.21         $  7.01        $ 7.90      $  8.91           $ 9.39
                              -------         -------        ------      -------           ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (6)        0.30            0.57          0.72         0.78             0.55
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.76           (0.72)        (0.82)       (0.93)           (0.57)
                              -------         -------        ------      -------           ------
Total from Investment
  Operations                     1.06           (0.15)        (0.10)       (0.15)           (0.02)
                              -------         -------        ------      -------           ------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.30)          (0.65)        (0.79)       (0.86)           (0.46)
                              -------         -------        ------      -------           ------
Net Asset Value per
  Share, End of Period        $  6.97         $  6.21        $ 7.01      $  7.90           $ 8.91
                              =======         =======        ======      =======           ======
Total Return                    17.45% (4)      (2.66)%       (1.51)%      (1.86)%          (0.24)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $55,655         $27,502        $8,546      $   316           $  189
Ratio of Expenses to
  Average Net Assets             1.28% (2)       1.30%(3)      1.30%(3)     1.27%(3)         1.30% (2)(3)
Ratio of Net Investment
  Income to Average Net
  Assets                         9.07% (2)       8.32%         9.88%        8.91%            8.78% (2)
Portfolio Turnover Rate         46.06% (4)      55.18%        78.35%       64.29%          128.15% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.57%, 3.37% AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2002, 2001 AND 2000, RESPECTIVELY, AND 47.83% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.29% TO 8.32%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SHORT TERM BOND FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                             YEAR ENDED OCTOBER 31,
                           APRIL 30, 2003     ------------------------------------------------------------
                            (UNAUDITED)         2002         2001         2000         1999         1998
                           --------------     --------     --------     --------     --------     --------
Net Asset Value per
  Share, Beginning of
  Period                      $  9.69         $  9.83      $  9.60      $  9.59      $  9.60      $  9.70
                              -------         -------      -------      -------      -------      -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (4)        0.12            0.35         0.59         0.60         0.59         0.35
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.01           (0.10)        0.18        (0.02)       (0.09)        0.10
                              -------         -------      -------      -------      -------      -------
Total from Investment
  Operations                     0.13            0.25         0.77         0.58         0.50         0.45
                              -------         -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.17)          (0.39)       (0.54)       (0.57)       (0.51)       (0.11)
Distributions from Paid-
  in-Capital                       --              --           --           --           --        (0.44)
                              -------         -------      -------      -------      -------      -------
    Total Distributions         (0.17)          (0.39)       (0.54)       (0.57)       (0.51)       (0.55)
                              -------         -------      -------      -------      -------      -------
Net Asset Value per
  Share, End of Period        $  9.65         $  9.69      $  9.83      $  9.60      $  9.59      $  9.60
                              =======         =======      =======      =======      =======      =======
Total Return                     1.35% (3)       2.64%        8.16%        6.21%        5.36%        4.73%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $14,896         $20,205      $54,351      $60,925      $53,496      $43,639
Ratio of Expenses to
  Average Net Assets             1.00% (1)(2)    1.00%(2)     0.64%(2)     0.62%(2)     0.75%(2)     0.83%
Ratio of Net Investment
  Income to Average Net
  Assets                         2.50% (1)       3.56%        6.01%        6.26%        6.10%        3.61%
Portfolio Turnover Rate         35.27% (3)     107.51%       37.69%       27.97%       53.48%       68.40%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 1.23% FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND 1.17%, 0.79%, 0.77% AND 0.80% FOR THE YEARS ENDED OCTOBER 31, 2002, 2001, 2000 AND
     1999, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                                ENDED                             YEAR ENDED OCTOBER 31,
                           APRIL 30, 2003       -----------------------------------------------------------
                             (UNAUDITED)             2002         2001       2000       1999        1998
                           ---------------      --------------  ---------  ---------  ---------  ----------
Net Asset Value per
  Share, Beginning of
  Period                      $   9.95             $   9.81      $  9.07    $  8.96    $  9.76    $   9.91
                              --------             --------      -------    -------    -------    --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (4)         0.37                 0.76         0.60       0.59       0.62        0.84
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.09)                0.13         0.71       0.12      (0.60)      (0.07)
                              --------             --------      -------    -------    -------    --------
Total from Investment
  Operations                      0.28                 0.89         1.31       0.71       0.02        0.77
                              --------             --------      -------    -------    -------    --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income              (0.33)               (0.75)       (0.57)     (0.60)     (0.82)      (0.87)
Distributions from Net
  Realized Gain                     --                   --           --         --         --       (0.05)
                              --------             --------      -------    -------    -------    --------
Total Distributions              (0.33)               (0.75)       (0.57)     (0.60)     (0.82)      (0.92)
                              --------             --------      -------    -------    -------    --------
Net Asset Value per
  Share, End of Period        $   9.90             $   9.95      $  9.81    $  9.07    $  8.96    $   9.76
                              ========             ========      =======    =======    =======    ========
Total Return                      2.80% (3)            9.43%       14.78%      8.32%      0.20%       8.20%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $154,547             $134,474      $89,096    $71,115    $90,275    $101,501
Ratio of Expenses to
  Average Net Assets              0.57% (1)(2)         0.70%        0.74%      0.77%      0.69%       0.70%
Ratio of Net Investment
  Income to Average Net
  Assets                          7.51% (1)            7.78%        6.31%      6.63%      6.62%       8.52%
Portfolio Turnover Rate          19.97% (3)           25.89%       11.26%      8.44%     28.07%      27.95%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.66% FOR THE SIX MONTHS ENDED APRIL 30, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN BOND FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                              MARCH 1, 1999
                                                                              (COMMENCEMENT
                             SIX MONTHS                                       OF OFFERING OF
                               ENDED            YEAR ENDED OCTOBER 31,       N CLASS SHARES)
                           APRIL 30, 2003  --------------------------------      THROUGH
                            (UNAUDITED)       2002       2001       2000     OCTOBER 31, 1999
                           --------------  ----------  ---------  ---------  ----------------
Net Asset Value per
  Share, Beginning of
  Period                      $ 10.22       $ 10.06     $ 9.33     $ 9.23         $ 9.40
                              -------       -------     ------     ------         ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (5)        0.36          0.79       0.60       0.58           0.43
Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.09)         0.12       0.71       0.12          (0.49)
                              -------       -------     ------     ------         ------
Total from Investment
  Operations                     0.27          0.91       1.31       0.70          (0.06)
                              -------       -------     ------     ------         ------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.32)        (0.75)     (0.58)     (0.60)         (0.11)
                              -------       -------     ------     ------         ------
Net Asset Value per
  Share, End of Period        $ 10.17       $ 10.22     $10.06     $ 9.33         $ 9.23
                              =======       =======     ======     ======         ======
Total Return                     2.65% (4)     9.40%     14.45%      8.09%         (0.69)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $51,770       $34,589     $  568     $   49         $   37
Ratio of Expenses to
  Average Net Assets (3)         0.90% (2)     1.00%      1.01%      1.02%          1.02% (2)
Ratio of Net Investment
  Income to Average Net
  Assets                         7.18% (2)     7.76%      6.08%      6.38%          7.00% (2)
Portfolio Turnover Rate         19.97% (4)    25.89%     11.26%      8.44%         28.07% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.02% FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND 1.44%, 13.28% AND 89.63% FOR THE YEARS ENDED OCTOBER 31, 2002, 2001, AND 2000, RESPECTIVELY, AND 722.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ITEM 1.   REPORT TO STOCKHOLDERS.
          [Filed Herewith]

ITEM 2.   CODE OF ETHICS.  Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.  Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not applicable.

ITEM 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

          (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Galileo Funds, Inc.

By (Signature and Title)            /s/ Alvin R. Albe, Jr.
                                    ---------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                June 19, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Alvin R. Albe, Jr.
                                    ---------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                June 19, 2003

By (Signature and Title)            /s/ David S. DeVito
                                    ---------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                June 19, 2003

[GRAPHIC]

TCW GALILEO FUNDS
APRIL 30, 2003

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

MARC I. STERN
Director and Chairman of the Board

SAMUEL P. BELL
Director

RICHARD W. CALL
Director

MATTHEW K. FONG
Director

JOHN A. GAVIN
Director

PATRICK C. HADEN
Director

THOMAS E. LARKIN, JR.
Director

CHARLES A. PARKER
Director

ALVIN R. ALBE, JR.
President and Chief Executive Officer

CHARLES W. BALDISWIELER
Senior Vice President

MICHAEL E. CAHILL
Senior Vice President,
General Counsel and Assistant Secretary

DENNIS J. MCCARTHY
Senior Vice President

RON R. REDELL
Senior Vice President

PHILIP K. HOLL
Secretary and Associate General Counsel

HILARY G.D. LORD
Assistant Secretary

DAVID S. DEVITO
Treasurer and Chief Financial Officer

GEORGE WINN
Assistant Treasurer

INVESTMENT ADVISOR

TCW INVESTMENT MANAGEMENT COMPANY
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC INC.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW BROKERAGE SERVICES
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

DELOITTE & TOUCHE, LLP
350 South Grand Avenue
Los Angeles, California 90071


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